Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 29.5%
	Basic Materials: 0.9%
2,746,000 (1)	Anglo American Capital PLC, 4.875%, 05/14/2025	$3,016,752	0.0
750,000 (1),(2)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	747,375	0.0
3,410,000 (1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	3,610,136	0.1
5,485,000	CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	6,183,767	0.1
3,203,000 (2)	Dow Chemical Co/The, 4.625%, 10/01/2044	3,544,382	0.1
10,614,000	Dow Chemical Co/The, 3.625%, 05/15/2026	11,167,146	0.1
1,090,000 (2)	Dow Chemical Co/The, 4.800%, 11/30/2028	1,247,604	0.0
3,745,000	Dow Chemical Co/The, 5.550%, 11/30/2048	4,675,501	0.1
3,104,000	FMC Corp., 3.200%, 10/01/2026	3,171,988	0.1
1,788,000	FMC Corp., 3.450%, 10/01/2029	1,849,830	0.0
1,960,000 (1)	Georgia-Pacific LLC, 3.163%, 11/15/2021	1,996,984	0.0
1,996,000	International Flavors & Fragrances, Inc., 3.400%, 09/25/2020	2,013,296	0.0
2,280,000	International Paper Co., 4.400%, 08/15/2047	2,438,720	0.0
1,666,000	Mosaic Co/The, 5.450%, 11/15/2033	1,890,519	0.0
7,120,000 (1)	Newcrest Finance Pty Ltd., 4.450%, 11/15/2021	7,377,462	0.1
662,000	Newmont Corp., 3.700%, 03/15/2023	692,329	0.0
5,325,000 (1)	Novelis Corp., 5.875%, 09/30/2026	5,678,727	0.1
2,000,000	Nutrien Ltd., 3.625%, 03/15/2024	2,088,773	0.0
4,005,000	Teck Resources Ltd., 6.125%, 10/01/2035	4,716,763	0.1
2,360,000	Teck Resources Ltd., 6.000%, 08/15/2040	2,633,395	0.0
		70,741,449	0.9

	Communications: 2.6%
2,455,000	Alibaba Group Holding Ltd., 3.600%, 11/28/2024	2,585,260	0.0
1,275,000	Amazon.com, Inc., 4.050%, 08/22/2047	1,497,803	0.0
2,130,000	AT&T, Inc., 2.950%, 07/15/2026	2,172,268	0.0
3,876,000	AT&T, Inc., 4.300%, 02/15/2030	4,309,794	0.1
3,047,000	AT&T, Inc., 4.500%, 03/09/2048	3,367,219	0.0
2,657,000	AT&T, Inc., 4.550%, 03/09/2049	2,946,764	0.0
1,622,000	AT&T, Inc., 5.150%, 03/15/2042	1,893,891	0.0
3,275,000	AT&T, Inc., 5.150%, 11/15/2046	3,916,596	0.1
5,275,000	AT&T, Inc., 5.150%, 02/15/2050	6,354,849	0.1
7,619,000	AT&T, Inc., 5.650%, 02/15/2047	9,706,329	0.1
4,725,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	4,965,964	0.1
3,860,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	4,063,086	0.1
5,882,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	6,479,371	0.1
5,000,000	Comcast Corp., 2.650%, 02/01/2030	5,020,201	0.1
3,650,000	Comcast Corp., 3.450%, 10/01/2021	3,757,175	0.1
3,288,000	Comcast Corp., 3.900%, 03/01/2038	3,639,832	0.0
6,289,000	Comcast Corp., 3.950%, 10/15/2025	6,863,654	0.1
2,932,000	Comcast Corp., 3.999%, 11/01/2049	3,261,732	0.0
6,080,000	Comcast Corp., 4.000%, 03/01/2048	6,750,334	0.1
3,250,000	Comcast Corp., 4.600%, 10/15/2038	3,872,149	0.1
5,525,000 (1),(2)	CommScope Technologies LLC, 5.000%, 03/15/2027	5,207,451	0.1
1,690,000	Corning, Inc., 5.450%, 11/15/2079	1,853,778	0.0
8,050,000 (1)	CSC Holdings LLC, 5.750%, 01/15/2030	8,603,437	0.1
5,480,000	Discovery Communications LLC, 2.950%, 03/20/2023	5,585,097	0.1
3,750,000	Discovery Communications LLC, 5.200%, 09/20/2047	4,365,742	0.1
2,400,000 (2)	DISH DBS Corp., 5.875%, 11/15/2024	2,457,504	0.0
3,110,000 (1)	Expedia Group, Inc., 3.250%, 02/15/2030	2,995,085	0.0
8,075,000 (1)	Gray Television, Inc., 7.000%, 05/15/2027	8,988,283	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (Continued)
2,770,000	Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	2,847,110	0.0
9,365,000 (1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	9,672,640	0.1
8,075,000 (1),(2)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	8,320,056	0.1
3,660,000 (1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	3,964,109	0.1
3,075,000	Sprint Nextel Corp., 6.875%, 11/15/2028	3,319,001	0.0
2,650,000	Telecom Italia Capital SA, 7.721%, 06/04/2038	3,266,390	0.0
3,420,000 (1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	3,472,345	0.0
2,350,000	Time Warner Cable LLC, 5.500%, 09/01/2041	2,623,907	0.0
2,829,000	Time Warner Cable LLC, 5.875%, 11/15/2040	3,245,510	0.0
4,610,000	Verizon Communications, Inc., 3.850%, 11/01/2042	4,974,660	0.1
7,999,000	Verizon Communications, Inc., 4.016%, 12/03/2029	8,942,088	0.1
6,432,000	Verizon Communications, Inc., 4.812%, 03/15/2039	7,758,545	0.1
4,469,000	Verizon Communications, Inc., 4.862%, 08/21/2046	5,539,013	0.1
3,668,000	ViacomCBS, Inc., 4.375%, 03/15/2043	3,887,449	0.1
2,090,000	ViacomCBS, Inc., 5.500%, 05/15/2033	2,498,800	0.0
1,950,000	ViacomCBS, Inc., 5.850%, 09/01/2043	2,440,379	0.0
1,093,000 (2)	Walt Disney Co/The, 2.000%, 09/01/2029	1,060,859	0.0
2,075,000 (2)	Walt Disney Co/The, 3.000%, 09/15/2022	2,136,692	0.0
5,230,000	Walt Disney Co/The, 4.750%, 11/15/2046	6,673,537	0.1
		214,123,738	2.6

	Consumer, Cyclical: 2.0%
6,225,000 (1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	6,440,292	0.1
4,475,000 (2)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	4,043,487	0.1
1,538,264	American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	1,595,303	0.0
252,611	American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	267,708	0.0
4,699,750	American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	4,844,597	0.1
2,052,320	American Airlines 2016-3 Class B Pass Through Trust, 3.750%, 04/15/2027	2,076,297	0.0
1,565,343	American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 08/15/2026	1,654,859	0.0
2,672,000	American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 08/15/2029	2,717,615	0.0
4,205,000 (1)	BMW US Capital LLC, 3.400%, 08/13/2021	4,300,841	0.1
4,340,000 (1)	BMW US Capital LLC, 3.450%, 04/12/2023	4,503,071	0.1
5,195,000 (1),(2)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	5,383,319	0.1
935,108	Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	983,738	0.0
532,950	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	563,128	0.0
2,730,167	Continental Airlines 2012-2 Class B Pass Through Trust, 5.500%, 04/29/2022	2,781,721	0.0
5,659,000 (1)	Daimler Finance North America LLC, 2.300%, 02/12/2021	5,670,220	0.1
6,383,000 (1)	Daimler Finance North America LLC, 2.550%, 08/15/2022	6,430,147	0.1
3,060,000 (1),(2)	Dana Financing Luxembourg Sarl, 6.500%, 06/01/2026	3,279,249	0.0
2,373,546	Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/2024	2,496,379	0.0
1,469,196	Delta Air Lines 2015-1 Class AA Pass Through Trust, 3.625%, 01/30/2029	1,562,290	0.0
3,225,000	Delta Air Lines, Inc., 2.900%, 10/28/2024	3,233,111	0.0
3,473,000	Delta Air Lines, Inc., 3.750%, 10/28/2029	3,473,903	0.0
8,000,000	Delta Air Lines, Inc., 3.800%, 04/19/2023	8,302,289	0.1
3,970,000	DR Horton, Inc., 4.750%, 02/15/2023	4,236,117	0.1
1,642,000	Ford Motor Credit Co. LLC, 3.664%, 09/08/2024	1,650,704	0.0
3,266,000	Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	3,311,233	0.0
2,200,000	General Motors Co., 5.400%, 04/01/2048	2,276,117	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (Continued)
3,665,000	General Motors Financial Co., Inc., 4.150%, 06/19/2023	3,856,582	0.1
1,732,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,820,407	0.0
1,315,000	Hasbro, Inc., 2.600%, 11/19/2022	1,323,233	0.0
3,510,000	Hasbro, Inc., 3.000%, 11/19/2024	3,528,721	0.0
3,250,000	Home Depot, Inc./The, 4.500%, 12/06/2048	4,007,322	0.1
2,405,000 (1)	Hyundai Capital America, 3.500%, 11/02/2026	2,439,740	0.0
6,500,000	JetBlue 2019-1 Class AA Pass Through Trust, 2.750%, 11/15/2033	6,589,192	0.1
3,926,000	Lowe's Cos, Inc., 3.700%, 04/15/2046	3,999,442	0.1
3,095,000	McDonald's Corp., 4.450%, 09/01/2048	3,541,450	0.0
3,050,000 (2)	MGM Resorts International, 4.625%, 09/01/2026	3,240,084	0.0
7,550,000 (1),(2)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	8,064,155	0.1
2,330,000	Southwest Airlines Co., 3.450%, 11/16/2027	2,450,043	0.0
1,811,732	Spirit Airlines Pass Through Trust 2017-1AA, 3.375%, 08/15/2031	1,868,320	0.0
2,383,592	United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	2,477,286	0.0
3,790,751	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	3,894,815	0.1
958,681 (2)	United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	974,416	0.0
4,471,380	United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	4,539,124	0.1
1,218,194	United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	1,229,886	0.0
3,405,983	US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	3,579,231	0.1
7,119,267	US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	7,416,087	0.1
3,570,000	Walmart, Inc., 2.350%, 12/15/2022	3,632,568	0.1
		162,549,839	2.0

	Consumer, Non-cyclical: 5.4%
1,189,000	Abbott Laboratories, 4.750%, 11/30/2036	1,485,958	0.0
4,562,000	Abbott Laboratories, 4.900%, 11/30/2046	5,993,850	0.1
2,740,000 (1)	AbbVie, Inc., 2.300%, 11/21/2022	2,754,909	0.0
5,636,000 (1),(2)	AbbVie, Inc., 2.600%, 11/21/2024	5,674,631	0.1
2,210,000	AbbVie, Inc., 2.900%, 11/06/2022	2,255,678	0.0
3,172,000 (1)	AbbVie, Inc., 2.950%, 11/21/2026	3,224,320	0.0
16,000	AbbVie, Inc., 3.200%, 05/14/2026	16,563	0.0
2,763,000 (1)	AbbVie, Inc., 3.200%, 11/21/2029	2,812,552	0.0
1,599,000	AbbVie, Inc., 3.375%, 11/14/2021	1,640,552	0.0
3,172,000 (1),(2)	AbbVie, Inc., 4.050%, 11/21/2039	3,363,574	0.0
2,526,000	AbbVie, Inc., 4.450%, 05/14/2046	2,702,257	0.0
2,005,000	AbbVie, Inc., 4.500%, 05/14/2035	2,272,663	0.0
1,849,000	Aetna, Inc., 2.800%, 06/15/2023	1,878,947	0.0
1,764,000	Aetna, Inc., 4.500%, 05/15/2042	1,901,568	0.0
3,700,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.625%, 01/15/2027	3,702,405	0.1
4,145,000 (1),(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	4,411,731	0.1
2,298,000	Allergan Finance LLC, 4.625%, 10/01/2042	2,403,946	0.0
1,000,000	Altria Group, Inc., 4.000%, 01/31/2024	1,060,853	0.0
2,895,000	Altria Group, Inc., 4.800%, 02/14/2029	3,225,349	0.0
1,325,000	Altria Group, Inc., 5.800%, 02/14/2039	1,558,269	0.0
1,326,000 (2)	Altria Group, Inc., 5.950%, 02/14/2049	1,605,487	0.0
9,003,000	AmerisourceBergen Corp., 3.400%, 05/15/2024	9,365,076	0.1
5,217,000	AmerisourceBergen Corp., 3.450%, 12/15/2027	5,450,764	0.1
7,500,000	Amgen, Inc., 4.400%, 05/01/2045	8,432,373	0.1
2,553,000	Amgen, Inc., 4.563%, 06/15/2048	2,964,121	0.0
3,732,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	4,310,919	0.1
10,440,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	12,365,850	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (Continued)
1,960,000	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	2,200,014	0.0
2,170,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	2,728,989	0.0
1,598,000	Anthem, Inc., 3.500%, 08/15/2024	1,675,069	0.0
873,000	Anthem, Inc., 4.101%, 03/01/2028	948,226	0.0
2,170,000	Anthem, Inc., 4.375%, 12/01/2047	2,392,269	0.0
4,159,000	Anthem, Inc., 5.100%, 01/15/2044	4,971,122	0.1
5,220,000	AstraZeneca PLC, 2.375%, 11/16/2020	5,237,331	0.1
7,854,000	AstraZeneca PLC, 3.375%, 11/16/2025	8,345,546	0.1
3,580,000 (2)	BAT Capital Corp., 3.222%, 08/15/2024	3,661,104	0.1
1,973,000 (2)	BAT Capital Corp., 3.462%, 09/06/2029	1,997,151	0.0
5,500,000	BAT Capital Corp., 3.557%, 08/15/2027	5,613,764	0.1
3,095,000 (1),(2)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	3,204,300	0.0
6,336,000	Baxalta, Inc., 4.000%, 06/23/2025	6,825,780	0.1
5,220,000	Becton Dickinson and Co., 2.894%, 06/06/2022	5,306,126	0.1
1,769,000 (1),(2)	Bristol-Myers Squibb Co., 3.400%, 07/26/2029	1,892,025	0.0
5,325,000 (1)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	5,760,602	0.1
3,421,000 (1)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	3,945,830	0.1
5,406,000 (1)	Bristol-Myers Squibb Co., 4.550%, 02/20/2048	6,620,245	0.1
3,870,000	Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	4,064,970	0.1
5,377,000 (1)	Cargill, Inc., 3.875%, 05/23/2049	6,012,330	0.1
6,698,000 (1),(2)	Cigna Corp., 3.050%, 11/30/2022	6,847,479	0.1
17,370,000	Cigna Corp., 3.200%, 09/17/2020	17,507,825	0.2
3,471,000 (1)	Cigna Corp., 3.250%, 04/15/2025	3,600,631	0.1
4,060,000	Cigna Corp., 4.800%, 08/15/2038	4,739,347	0.1
2,000,000	Cigna Corp., 4.900%, 12/15/2048	2,391,423	0.0
2,587,000	CVS Health Corp., 3.700%, 03/09/2023	2,694,708	0.0
2,465,000	CVS Health Corp., 3.875%, 07/20/2025	2,624,934	0.0
4,783,000 (2)	CVS Health Corp., 4.300%, 03/25/2028	5,223,636	0.1
5,579,000	CVS Health Corp., 5.050%, 03/25/2048	6,601,986	0.1
7,379,000 (1)	Danone SA, 2.947%, 11/02/2026	7,536,620	0.1
2,410,000	Estee Lauder Cos, Inc./The, 3.125%, 12/01/2049	2,409,981	0.0
3,460,000 (2)	General Mills, Inc., 3.700%, 10/17/2023	3,645,650	0.1
4,340,000	General Mills, Inc., 4.000%, 04/17/2025	4,692,857	0.1
7,000,000	Gilead Sciences, Inc., 4.400%, 12/01/2021	7,304,279	0.1
3,420,000	GlaxoSmithKline Capital PLC, 2.875%, 06/01/2022	3,494,098	0.1
8,183,000	Global Payments, Inc., 2.650%, 02/15/2025	8,221,867	0.1
3,505,000	Global Payments, Inc., 3.200%, 08/15/2029	3,581,926	0.1
3,076,000	HCA, Inc., 4.500%, 02/15/2027	3,318,805	0.0
1,738,000	HCA, Inc., 5.125%, 06/15/2039	1,924,060	0.0
1,449,000	HCA, Inc., 5.250%, 04/15/2025	1,621,618	0.0
579,000	HCA, Inc., 5.250%, 06/15/2049	647,377	0.0
2,657,000	HCA, Inc., 5.500%, 06/15/2047	3,050,218	0.0
1,671,000	IHS Markit Ltd., 4.250%, 05/01/2029	1,802,792	0.0
2,290,000 (1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,357,498	0.0
1,140,000	Johnson & Johnson, 4.375%, 12/05/2033	1,350,415	0.0
5,375,000	Kaiser Foundation Hospitals, 3.266%, 11/01/2049	5,407,835	0.1
3,200,000	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	3,374,858	0.1
1,789,000	Keurig Dr Pepper, Inc., 4.417%, 05/25/2025	1,954,285	0.0
2,500,000 (2)	Keurig Dr Pepper, Inc., 5.085%, 05/25/2048	3,015,139	0.0
2,750,000	Kraft Heinz Foods Co., 4.375%, 06/01/2046	2,707,799	0.0
3,849,000 (1)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	3,954,711	0.1
2,000,000 (1),(2)	Kraft Heinz Foods Co., 3.750%, 04/01/2030	2,059,591	0.0
1,500,000	Kroger Co., 3.875%, 10/15/2046	1,467,784	0.0
1,309,000 (2)	Kroger Co/The, 4.650%, 01/15/2048	1,432,267	0.0
251,000	Kroger Co/The, 5.150%, 08/01/2043	287,823	0.0
5,806,000	Laboratory Corp. of America Holdings, 3.750%, 08/23/2022	6,028,634	0.1
3,412,000	Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	3,836,770	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (Continued)
992,000 (1)	Mars, Inc., 3.200%, 04/01/2030	1,050,047	0.0
1,321,000 (1),(2)	Mars, Inc., 3.875%, 04/01/2039	1,459,696	0.0
3,336,000 (1)	Mars, Inc., 4.125%, 04/01/2054	3,808,504	0.1
1,484,000	Medtronic, Inc., 4.375%, 03/15/2035	1,757,188	0.0
236,000	Medtronic, Inc., 4.625%, 03/15/2045	296,763	0.0
170,000	Mylan NV, 3.750%, 12/15/2020	173,393	0.0
10,985,000	PayPal Holdings, Inc., 2.850%, 10/01/2029	11,062,998	0.1
3,795,000	Pfizer, Inc., 3.200%, 09/15/2023	3,958,244	0.1
2,950,000	Pfizer, Inc., 4.000%, 03/15/2049	3,389,731	0.1
1,689,000	Philip Morris International, Inc., 3.875%, 08/21/2042	1,758,927	0.0
2,555,000	Philip Morris International, Inc., 4.375%, 11/15/2041	2,831,170	0.0
3,700,000 (1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	4,007,470	0.1
8,405,000 (1),(2)	Post Holdings, Inc., 5.500%, 12/15/2029	8,977,801	0.1
2,765,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	2,773,159	0.0
1,829,000	RELX Capital, Inc., 3.125%, 10/15/2022	1,884,371	0.0
8,443,000	RELX Capital, Inc., 4.000%, 03/18/2029	9,165,807	0.1
1,903,000	Reynolds American, Inc., 5.850%, 08/15/2045	2,181,689	0.0
818,000	Reynolds American, Inc., 6.150%, 09/15/2043	960,148	0.0
985,000	S&P Global, Inc., 3.250%, 12/01/2049	1,007,342	0.0
2,250,000 (1)	SC Johnson & Son, Inc., 4.750%, 10/15/2046	2,742,556	0.0
3,698,000	Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	3,719,016	0.1
7,240,000	Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	7,488,384	0.1
5,330,000 (1)	Tenet Healthcare Corp., 5.125%, 11/01/2027	5,636,475	0.1
5,715,000	Thermo Fisher Scientific, Inc., 2.600%, 10/01/2029	5,656,962	0.1
9,510,000	Unilever Capital Corp., 3.000%, 03/07/2022	9,739,754	0.1
10,039,000	Unilever Capital Corp., 3.250%, 03/07/2024	10,517,627	0.1
2,975,000	United Rentals North America, Inc., 4.875%, 01/15/2028	3,103,163	0.0
848,000	UnitedHealth Group, Inc., 2.875%, 08/15/2029	872,631	0.0
2,117,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	2,222,063	0.0
1,483,000	UnitedHealth Group, Inc., 3.875%, 08/15/2059	1,600,432	0.0
2,310,000	UnitedHealth Group, Inc., 4.200%, 01/15/2047	2,659,478	0.0
		445,420,473	5.4

	Energy: 3.4%
3,066,000 (2)	Apache Corp., 4.375%, 10/15/2028	3,203,551	0.0
4,713,000	Apache Corp., 5.250%, 02/01/2042	4,909,708	0.1
5,828,000 (2)	BP Capital Markets America, Inc., 3.216%, 11/28/2023	6,071,552	0.1
4,856,000	BP Capital Markets America, Inc., 3.224%, 04/14/2024	5,068,995	0.1
3,280,000	BP Capital Markets PLC, 4.742%, 03/11/2021	3,387,009	0.1
2,295,000 (1),(2)	Cameron LNG LLC, 2.902%, 07/15/2031	2,299,801	0.0
2,295,000 (1),(2)	Cameron LNG LLC, 3.302%, 01/15/2035	2,316,901	0.0
3,000,000 (2)	Cenovus Energy, Inc., 3.800%, 09/15/2023	3,103,803	0.0
2,725,000	Cenovus Energy, Inc., 6.750%, 11/15/2039	3,469,838	0.1
5,664,000 (2)	Cimarex Energy Co., 3.900%, 05/15/2027	5,859,067	0.1
1,680,000	Cimarex Energy Co., 4.375%, 06/01/2024	1,774,351	0.0
1,945,000 (2)	Cimarex Energy Co., 4.375%, 03/15/2029	2,058,643	0.0
4,032,000	Continental Resources, Inc./OK, 3.800%, 06/01/2024	4,170,921	0.1
3,055,000 (2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	3,131,344	0.0
3,662,000 (2)	Diamondback Energy, Inc., 2.875%, 12/01/2024	3,703,801	0.1
1,580,000	Diamondback Energy, Inc., 3.250%, 12/01/2026	1,599,878	0.0
2,275,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	2,319,249	0.0
7,100,000	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	7,271,412	0.1
400,000 (1),(2)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	409,657	0.0
5,582,000 (2)	Enable Midstream Partners L.P., 4.150%, 09/15/2029	5,304,888	0.1
2,960,000 (3)	Enbridge, Inc., 6.250%, 03/01/2078	3,214,886	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (Continued)
5,279,000 (2)	Enbridge, Inc., 3.125%, 11/15/2029	5,347,801	0.1
1,217,000	Energy Transfer Operating L.P., 4.650%, 06/01/2021	1,254,006	0.0
8,457,000	Energy Transfer Operating L.P., 5.300%, 04/15/2047	9,018,499	0.1
1,263,000	Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,337,991	0.0
3,140,000	Enterprise Products Operating LLC, 3.500%, 02/01/2022	3,238,129	0.0
519,000	Enterprise Products Operating LLC, 4.200%, 01/31/2050	557,566	0.0
3,800,000 (3)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	3,758,276	0.1
2,185,000	Enterprise Products Operating LLC, 4.900%, 05/15/2046	2,559,839	0.0
5,024,000 (3)	Enterprise Products Operating LLC, 5.375%, 02/15/2078	5,000,450	0.1
2,383,000	EOG Resources, Inc., 2.625%, 03/15/2023	2,427,325	0.0
1,510,000	Exxon Mobil Corp., 2.726%, 03/01/2023	1,545,833	0.0
1,970,000	Exxon Mobil Corp., 2.995%, 08/16/2039	1,974,242	0.0
1,974,000 (2)	Exxon Mobil Corp., 3.095%, 08/16/2049	1,969,434	0.0
3,134,000	Halliburton Co., 3.500%, 08/01/2023	3,259,754	0.0
2,220,000	Halliburton Co., 3.800%, 11/15/2025	2,369,459	0.0
2,850,000 (1)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	2,964,000	0.0
3,800,000	Husky Energy, Inc., 4.400%, 04/15/2029	4,090,610	0.1
5,775,000	KazMunayGas National Co. JSC, 4.750%, 04/19/2027	6,356,883	0.1
2,650,000	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	3,078,905	0.0
1,575,000 (1)	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	1,829,915	0.0
1,295,000 (2)	Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,387,522	0.0
1,041,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	1,204,241	0.0
2,663,000	Marathon Petroleum Corp., 5.125%, 04/01/2024	2,734,292	0.0
1,443,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	1,556,365	0.0
1,020,000 (1)	MPLX L.P., 5.250%, 01/15/2025	1,070,690	0.0
2,833,000	Newfield Exploration Co., 5.375%, 01/01/2026	3,073,805	0.0
4,468,000 (2)	Noble Energy, Inc., 4.200%, 10/15/2049	4,496,052	0.1
4,867,000	Occidental Petroleum Corp., 2.900%, 08/15/2024	4,947,405	0.1
2,023,000	ONEOK Partners L.P., 3.375%, 10/01/2022	2,081,677	0.0
1,890,000 (2)	ONEOK, Inc., 3.400%, 09/01/2029	1,921,604	0.0
750,000	Pertamina Persero PT, 5.625%, 05/20/2043	877,847	0.0
4,750,000	Petroleos del Peru SA, 4.750%, 06/19/2032	5,214,776	0.1
4,000,000 (1)	Petroleos del Peru SA, 4.750%, 06/19/2032	4,391,390	0.1
8,500,000	Petroleos Mexicanos, 6.500%, 03/13/2027	9,048,824	0.1
2,225,000	Petroleos Mexicanos, 6.500%, 01/23/2029	2,347,036	0.0
2,225,000	Petroleos Mexicanos, 6.875%, 08/04/2026	2,449,497	0.0
10,116,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	9,977,431	0.1
662,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	704,951	0.0
3,468,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	3,714,879	0.1
2,148,000	Sabine Pass Liquefaction LLC, 5.750%, 05/15/2024	2,396,006	0.0
5,205,000	Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	5,350,386	0.1
5,190,000 (1)	Schlumberger Investment SA, 2.400%, 08/01/2022	5,234,420	0.1
1,656,000 (1)	Schlumberger Oilfield UK PLC, 4.200%, 01/15/2021	1,684,515	0.0
4,235,000	Shell International Finance BV, 3.250%, 05/11/2025	4,481,634	0.1
4,432,000	Shell International Finance BV, 4.000%, 05/10/2046	5,050,343	0.1
2,528,000	Spectra Energy Partners L.P., 5.950%, 09/25/2043	3,173,258	0.0
325,000	Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	341,727	0.0
1,003,000	Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/2045	1,077,555	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (Continued)
4,143,000	Total Capital Canada Ltd., 2.750%, 07/15/2023	4,249,562	0.1
6,241,000	Total Capital International SA, 3.461%, 07/12/2049	6,561,881	0.1
2,067,000 (3)	Transcanada Trust, 5.500%, 09/15/2079	2,174,484	0.0
803,000	Western Midstream Operating L.P., 4.000%, 07/01/2022	823,008	0.0
10,875,000	Williams Cos, Inc./The, 4.000%, 09/15/2025	11,536,800	0.2
4,884,000	Williams Cos, Inc./The, 5.400%, 03/04/2044	5,499,323	0.1
1,846,000	Williams Partners L.P., 3.600%, 03/15/2022	1,897,944	0.0
3,584,000	Williams Partners L.P., 3.750%, 06/15/2027	3,737,191	0.1
7,625,000 (2)	WPX Energy, Inc., 5.750%, 06/01/2026	8,157,397	0.1
		275,215,890	3.4

	Financial: 9.1%
9,100,000 (1)	ABN AMRO Bank NV, 4.750%, 07/28/2025	9,934,564	0.1
3,975,000	Air Lease Corp., 3.500%, 01/15/2022	4,084,738	0.1
3,795,000	American Express Co., 3.700%, 08/03/2023	3,989,682	0.1
2,230,000	American International Group, Inc., 3.875%, 01/15/2035	2,366,741	0.0
2,220,000 (2)	American International Group, Inc., 4.250%, 03/15/2029	2,470,098	0.0
4,026,000	American International Group, Inc., 4.500%, 07/16/2044	4,637,838	0.1
1,146,000	American International Group, Inc., 4.750%, 04/01/2048	1,379,630	0.0
2,090,000 (2),(3)	American International Group, Inc., 5.750%, 04/01/2048	2,301,048	0.0
1,955,000	American Tower Corp., 2.750%, 01/15/2027	1,953,760	0.0
3,085,000	American Tower Corp., 3.700%, 10/15/2049	3,078,103	0.0
3,420,000 (1)	ANZ New Zealand Int'l Ltd./London, 3.400%, 03/19/2024	3,565,193	0.0
3,460,000	Assurant, Inc., 3.700%, 02/22/2030	3,510,014	0.0
4,643,000	Assurant, Inc., 4.900%, 03/27/2028	5,088,429	0.1
764,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	812,075	0.0
4,600,000	Banco Santander SA, 3.125%, 02/23/2023	4,695,442	0.1
3,625,000 (3)	Bank of America Corp., 3.194%, 07/23/2030	3,749,497	0.1
2,750,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	2,886,216	0.0
10,041,000 (3)	Bank of America Corp., 3.499%, 05/17/2022	10,242,416	0.1
2,300,000 (3)	Bank of America Corp., 3.550%, 03/05/2024	2,388,149	0.0
1,941,000	Bank of America Corp., 3.950%, 04/21/2025	2,071,071	0.0
3,940,000 (3)	Bank of America Corp., 3.974%, 02/07/2030	4,331,572	0.1
2,645,000 (3)	Bank of America Corp., 4.078%, 04/23/2040	2,997,852	0.0
7,307,000	Bank of America Corp., 4.183%, 11/25/2027	7,920,627	0.1
4,495,000	Bank of America Corp., 4.250%, 10/22/2026	4,902,553	0.1
11,615,000 (3)	Bank of America Corp., 4.271%, 07/23/2029	12,903,408	0.2
5,349,000 (3)	Bank of America Corp., 4.330%, 03/15/2050	6,412,830	0.1
594,000 (3)	Bank of America Corp., 5.125%, 12/31/2199	629,076	0.0
5,000,000 (3)	Bank of America Corp., 2.884%, 10/22/2030	5,042,522	0.1
5,594,000 (3)	Bank of Montreal, 3.803%, 12/15/2032	5,839,297	0.1
4,680,000	Bank of Nova Scotia/The, 2.700%, 08/03/2026	4,762,410	0.1
7,130,000	Bank of Nova Scotia/The, 3.125%, 04/20/2021	7,243,179	0.1
3,962,000	Bank of Nova Scotia, 4.500%, 12/16/2025	4,351,142	0.1
3,395,000 (1)	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024	3,393,655	0.0
2,980,000 (1)	Barclays Bank PLC, 10.179%, 06/12/2021	3,312,600	0.0
7,023,000 (3)	Barclays PLC, 3.932%, 05/07/2025	7,381,667	0.1
7,160,000	Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	8,479,828	0.1
2,394,000	Berkshire Hathaway, Inc., 2.750%, 03/15/2023	2,454,808	0.0
9,060,000 (1),(3)	BNP Paribas SA, 2.819%, 11/19/2025	9,165,199	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (Continued)
4,499,000 (1)	BNP Paribas SA, 3.375%, 01/09/2025	4,671,470	0.1
8,130,000 (1)	BPCE SA, 2.700%, 10/01/2029	8,062,708	0.1
2,094,000 (1)	BPCE SA, 5.150%, 07/21/2024	2,297,990	0.0
7,020,000 (1)	BPCE SA, 5.700%, 10/22/2023	7,773,253	0.1
12,153,000 (3)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	12,287,053	0.2
2,002,000 (2)	Canadian Imperial Bank of Commerce, 3.100%, 04/02/2024	2,070,533	0.0
2,160,000	Charles Schwab Corp./The, 3.250%, 05/22/2029	2,285,760	0.0
9,025,000 (2)	Charles Schwab Corp./The, 3.550%, 02/01/2024	9,520,738	0.1
5,310,000	Citibank NA, 3.400%, 07/23/2021	5,424,535	0.1
3,170,000 (3)	Citigroup, Inc., 2.876%, 07/24/2023	3,226,435	0.0
4,915,000	Citigroup, Inc., 5.500%, 09/13/2025	5,618,637	0.1
1,147,000 (1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	1,196,605	0.0
1,839,000	Columbia Property Trust Operating Partnership L.P., 3.650%, 08/15/2026	1,884,391	0.0
1,520,000 (1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	1,525,493	0.0
6,000,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	6,273,782	0.1
6,300,000	Cooperatieve Rabobank UA, 4.375%, 08/04/2025	6,835,195	0.1
1,500,000	Cooperatieve Rabobank UA, 4.625%, 12/01/2023	1,627,686	0.0
3,150,000	Corp Financiera de Desarrollo SA, 4.750%, 07/15/2025	3,450,589	0.0
4,330,000 (1)	Credit Agricole SA/London, 2.375%, 07/01/2021	4,358,390	0.1
4,068,000 (1)	Credit Suisse AG, 6.500%, 08/08/2023	4,545,681	0.1
6,870,000 (1),(3)	Credit Suisse Group AG, 2.997%, 12/14/2023	6,997,678	0.1
1,170,000 (1),(3)	Credit Suisse Group AG, 3.869%, 01/12/2029	1,246,273	0.0
1,441,000 (1)	Credit Suisse Group AG, 4.282%, 01/09/2028	1,567,452	0.0
2,470,000	Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	2,512,394	0.0
3,190,000 (2)	Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	3,320,603	0.0
8,650,000 (1)	Danske Bank A/S, 2.800%, 03/10/2021	8,712,048	0.1
2,897,000	Discover Bank, 4.250%, 03/13/2026	3,128,566	0.0
2,404,000 (3)	Discover Bank, 4.682%, 08/09/2028	2,514,344	0.0
805,000	Discover Financial Services, 3.850%, 11/21/2022	841,634	0.0
6,000,000	ERP Operating L.P., 2.500%, 02/15/2030	5,956,170	0.1
3,975,000 (1)	ESH Hospitality, Inc., 4.625%, 10/01/2027	4,032,041	0.1
4,085,000	Essex Portfolio L.P., 3.000%, 01/15/2030	4,133,422	0.1
1,862,000 (2)	Essex Portfolio L.P., 3.250%, 05/01/2023	1,913,128	0.0
5,068,000	Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	5,520,343	0.1
3,371,000 (1),(2)	Fairfax US, Inc., 4.875%, 08/13/2024	3,603,087	0.0
13,105,000 (1)	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	13,137,286	0.2
750,000	Fondo MIVIVIENDA SA, 3.500%, 01/31/2023	768,131	0.0
1,516,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	1,517,462	0.0
5,669,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	6,046,292	0.1
2,426,000	Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	2,447,253	0.0
5,493,000	Goldman Sachs Group, Inc., 4.250%, 10/21/2025	5,964,529	0.1
1,680,000	Goldman Sachs Group, Inc., 5.150%, 05/22/2045	2,062,384	0.0
792,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	1,099,201	0.0
3,135,000 (1),(3)	Harborwalk Funding Trust, 5.077%, 02/15/2069	3,710,232	0.0
5,115,000	Healthpeak Properties, Inc., 3.000%, 01/15/2030	5,133,974	0.1
4,791,000 (1)	HSBC Bank PLC, 4.125%, 08/12/2020	4,852,866	0.1
1,308,000 (3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,312,873	0.0
2,575,000 (3)	HSBC Holdings PLC, 3.803%, 03/11/2025	2,702,654	0.0
2,924,000 (3)	HSBC Holdings PLC, 3.973%, 05/22/2030	3,151,198	0.0
4,593,000 (3)	HSBC Holdings PLC, 4.041%, 03/13/2028	4,912,574	0.1
4,085,000	HSBC Holdings PLC, 4.300%, 03/08/2026	4,447,872	0.1
4,831,000 (3)	HSBC Holdings PLC, 6.000%, 12/31/2199	5,152,358	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (Continued)
6,599,000	ING Groep NV, 3.550%, 04/09/2024	6,910,350	0.1
5,000,000 (3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	4,993,835	0.1
3,604,000	JPMorgan Chase & Co., 2.550%, 10/29/2020	3,620,667	0.0
4,699,000 (3)	JPMorgan Chase & Co., 2.739%, 10/15/2030	4,698,275	0.1
8,459,000 (3)	JPMorgan Chase & Co., 3.207%, 04/01/2023	8,661,243	0.1
9,040,000 (3)	JPMorgan Chase & Co., 3.514%, 06/18/2022	9,235,402	0.1
10,000 (3)	JPMorgan Chase & Co., 3.559%, 04/23/2024	10,420	0.0
3,576,000 (3)	JPMorgan Chase & Co., 3.702%, 05/06/2030	3,850,309	0.1
4,270,000 (3)	JPMorgan Chase & Co., 3.797%, 07/23/2024	4,500,487	0.1
3,700,000	JPMorgan Chase & Co., 3.875%, 09/10/2024	3,960,647	0.1
4,361,000 (3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	4,823,081	0.1
2,774,000 (3)	JPMorgan Chase & Co., 3.897%, 01/23/2049	3,116,728	0.0
4,145,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	4,714,633	0.1
4,236,000 (3)	JPMorgan Chase & Co., 5.000%, 12/31/2199	4,410,735	0.1
2,990,000	Kilroy Realty L.P., 3.450%, 12/15/2024	3,112,548	0.0
3,846,000 (2)	Kimco Realty Corp., 3.700%, 10/01/2049	3,741,967	0.0
7,783,000 (1)	Liberty Mutual Group, Inc., 3.951%, 10/15/2050	8,097,255	0.1
2,849,000 (3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	2,891,708	0.0
725,000	Mitsubishi UFJ Financial Group, Inc., 2.757%, 09/13/2026	734,654	0.0
4,700,000	Mitsubishi UFJ Financial Group, Inc., 3.218%, 03/07/2022	4,815,085	0.1
4,105,000	Mitsubishi UFJ Financial Group, Inc., 3.751%, 07/18/2039	4,497,989	0.1
660,000 (1),(2)	Mizuho Financial Group, Inc., 3.477%, 04/12/2026	691,852	0.0
5,500,000	Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	5,716,455	0.1
3,080,000 (1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	3,105,997	0.0
6,933,000	Morgan Stanley, 2.750%, 05/19/2022	7,060,030	0.1
3,840,000	Morgan Stanley, 3.700%, 10/23/2024	4,079,426	0.1
3,210,000	Morgan Stanley, 3.875%, 04/29/2024	3,414,732	0.0
3,524,000	Morgan Stanley, 4.000%, 07/23/2025	3,813,260	0.1
2,439,000 (3)	Morgan Stanley, 4.457%, 04/22/2039	2,873,541	0.0
4,155,000	Morgan Stanley, 5.500%, 07/28/2021	4,377,915	0.1
5,540,000	MUFG Union Bank NA, 3.150%, 04/01/2022	5,669,016	0.1
2,990,000 (1),(2),(3)	National Australia Bank Ltd., 3.933%, 08/02/2034	3,107,088	0.0
6,990,000 (1)	Nationwide Building Society, 2.350%, 01/21/2020	6,990,843	0.1
1,726,000 (1),(2),(3)	Nationwide Building Society, 3.960%, 07/18/2030	1,853,907	0.0
1,000,000 (1),(3)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,000,000	0.0
3,915,000 (1)	New York Life Global Funding, 2.875%, 04/10/2024	4,038,482	0.1
1,345,000 (1),(2),(3)	Nordea Bank ABP, 6.125%, 12/31/2199	1,432,539	0.0
DKK 7 (4)	Nordea Kredit Realkreditaktieselskab, 6.000%, 07/01/2029	—	—
3,122,000 (1)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	3,128,718	0.0
7,860,000	ORIX Corp., 3.250%, 12/04/2024	8,193,868	0.1
1,580,000	Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,684,545	0.0
3,100,000 (1)	Quicken Loans, Inc., 5.250%, 01/15/2028	3,215,700	0.0
3,152,000	Regency Centers L.P., 2.950%, 09/15/2029	3,149,466	0.0
1,250,000	Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	1,320,239	0.0
9,225,000 (2)	Royal Bank of Canada, 2.250%, 11/01/2024	9,273,928	0.1
4,410,000	Royal Bank of Canada, 2.703%, (US0003M + 0.660%), 10/05/2023	4,445,988	0.1
5,550,000	Royal Bank of Canada, 3.700%, 10/05/2023	5,866,845	0.1
9,148,000	Royal Bank of Scotland Group PLC, 3.875%, 09/12/2023	9,586,493	0.1
3,576,000 (3)	Royal Bank of Scotland Group PLC, 4.269%, 03/22/2025	3,798,452	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (Continued)
3,017,000 (3)	Royal Bank of Scotland Group PLC, 4.519%, 06/25/2024	3,204,631	0.0
5,250,000 (2),(3)	State Street Corp., 3.031%, 11/01/2034	5,269,538	0.1
2,217,000	Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	2,237,205	0.0
3,225,000 (2)	Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	3,232,463	0.0
300,000	Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	307,356	0.0
2,878,000 (2)	Toronto-Dominion Bank/The, 2.650%, 06/12/2024	2,947,489	0.0
5,920,000	Toronto-Dominion Bank/The, 3.150%, 09/17/2020	5,972,664	0.1
9,340,000	Toronto-Dominion Bank/The, 3.250%, 03/11/2024	9,778,229	0.1
6,822,000 (2)	Toronto-Dominion Bank/The, 3.500%, 07/19/2023	7,185,861	0.1
3,293,000	Truist Bank, 3.200%, 04/01/2024	3,425,728	0.0
10,893,000 (3)	Truist Financial Corp., 4.800%, 12/31/2199	11,260,639	0.1
7,760,000 (1)	UBS AG/London, 2.450%, 12/01/2020	7,788,891	0.1
1,470,000	UBS AG/Stamford CT, 7.625%, 08/17/2022	1,657,726	0.0
3,180,000	UBS AG, 5.125%, 05/15/2024	3,434,400	0.0
7,779,000 (1),(3)	UBS Group AG, 2.859%, 08/15/2023	7,903,945	0.1
2,565,000 (1),(3)	UBS Group AG, 3.126%, 08/13/2030	2,612,552	0.0
9,435,000 (2),(3)	Wells Fargo & Co., 2.406%, 10/30/2025	9,441,414	0.1
10,000,000 (2),(3)	Wells Fargo & Co., 2.879%, 10/30/2030	10,067,088	0.1
6,670,000	Wells Fargo & Co., 3.750%, 01/24/2024	7,049,092	0.1
4,723,000 (2)	Wells Fargo & Co., 4.125%, 08/15/2023	5,016,499	0.1
2,631,000	Wells Fargo & Co., 4.750%, 12/07/2046	3,154,679	0.0
12,450,000	Wells Fargo Bank NA, 3.625%, 10/22/2021	12,816,072	0.2
4,455,000 (3)	Wells Fargo Bank NA, 2.082%, 09/09/2022	4,462,738	0.1
2,270,000	Westpac Banking Corp., 2.350%, 02/19/2025	2,274,996	0.0
2,743,000	XLIT Ltd., 4.450%, 03/31/2025	2,987,704	0.0
2,000,000	XLIT Ltd., 5.250%, 12/15/2043	2,579,583	0.0
2,511,000	XLIT Ltd., 5.500%, 03/31/2045	3,189,572	0.0
		745,630,272	9.1

	Industrial: 1.5%
2,925,000	AECOM, 5.125%, 03/15/2027	3,152,704	0.0
8,620,000 (1)	Airbus Finance BV, 2.700%, 04/17/2023	8,764,619	0.1
5,435,000	Amphenol Corp., 2.800%, 02/15/2030	5,387,673	0.1
1,020,000	Amphenol Corp., 3.200%, 04/01/2024	1,058,188	0.0
2,530,000 (3)	BNSF Funding Trust I, 6.613%, 12/15/2055	2,837,446	0.0
4,885,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	5,356,078	0.1
2,728,000	Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	3,476,935	0.1
5,615,000	Caterpillar Financial Services Corp., 3.150%, 09/07/2021	5,739,548	0.1
3,185,000	Caterpillar, Inc., 3.250%, 09/19/2049	3,195,866	0.0
200,000	Cemex SAB de CV, 6.125%, 05/05/2025	207,919	0.0
2,715,000	CSX Corp., 4.650%, 03/01/2068	3,111,676	0.0
1,428,000	FedEx Corp., 3.900%, 02/01/2035	1,455,156	0.0
4,000,000	FedEx Corp., 4.050%, 02/15/2048	3,859,609	0.1
2,647,000	FedEx Corp., 4.400%, 01/15/2047	2,655,901	0.0
2,525,000 (1)	FXI Holdings, Inc., 7.875%, 11/01/2024	2,430,287	0.0
4,250,000 (2)	Keysight Technologies, Inc., 3.000%, 10/30/2029	4,266,656	0.1
3,379,000	Norfolk Southern Corp., 3.650%, 08/01/2025	3,615,474	0.1
434,000	Northrop Grumman Corp., 2.930%, 01/15/2025	447,403	0.0
3,000,000 (1),(2)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	3,208,755	0.0
2,395,000 (2)	Packaging Corp. of America, 4.050%, 12/15/2049	2,492,556	0.0
2,335,000	Rockwell Collins, Inc., 3.200%, 03/15/2024	2,429,854	0.0
893,000	Roper Technologies, Inc., 3.650%, 09/15/2023	937,656	0.0
5,565,000 (1),(2)	Sealed Air Corp., 4.000%, 12/01/2027	5,648,475	0.1
2,570,000 (1),(2)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	2,588,088	0.0
2,540,000 (1),(2)	SMBC Aviation Capital Finance DAC, 3.550%, 04/15/2024	2,638,040	0.0
3,850,000 (1),(2)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	4,022,567	0.1
6,290,000	Stanley Black & Decker, Inc., 2.900%, 11/01/2022	6,434,816	0.1
3,965,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	4,085,595	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (Continued)
5,745,000 (1)	TTX Co., 3.600%, 01/15/2025	6,056,947	0.1
3,920,000	United Parcel Service, Inc., 2.050%, 04/01/2021	3,930,651	0.1
951,000 (2)	United Parcel Service, Inc., 2.500%, 04/01/2023	968,452	0.0
2,431,000	United Parcel Service, Inc., 2.800%, 11/15/2024	2,517,235	0.0
3,155,000 (2)	United Parcel Service, Inc., 3.400%, 09/01/2049	3,194,606	0.0
6,230,000	United Technologies Corp., 3.650%, 08/16/2023	6,566,800	0.1
534,000	United Technologies Corp., 5.400%, 05/01/2035	687,190	0.0
792,000	United Technologies Corp., 6.125%, 07/15/2038	1,099,518	0.0
2,209,000 (1)	Vinci SA, 3.750%, 04/10/2029	2,409,805	0.0
		122,936,744	1.5

	Technology: 1.2%
2,282,000 (2)	Analog Devices, Inc., 3.500%, 12/05/2026	2,393,744	0.0
5,675,000	Apple, Inc., 2.400%, 01/13/2023	5,769,302	0.1
5,492,000	Apple, Inc., 3.750%, 09/12/2047	6,107,055	0.1
963,000	Apple, Inc., 4.450%, 05/06/2044	1,173,161	0.0
3,840,000 (2)	Broadridge Financial Solutions, Inc., 2.900%, 12/01/2029	3,840,249	0.1
2,143,000 (1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	2,466,526	0.0
2,695,000	Fiserv, Inc., 2.750%, 07/01/2024	2,743,358	0.0
8,847,000	Fiserv, Inc., 3.200%, 07/01/2026	9,164,120	0.1
2,895,000 (2)	HP, Inc., 4.050%, 09/15/2022	3,024,275	0.0
5,885,000	HP, Inc., 4.300%, 06/01/2021	6,061,745	0.1
4,100,000	IBM Credit LLC, 3.000%, 02/06/2023	4,219,068	0.1
2,289,000	International Business Machines Corp., 2.875%, 11/09/2022	2,347,792	0.0
9,760,000	International Business Machines Corp., 3.300%, 05/15/2026	10,293,216	0.1
5,350,000	Intel Corp., 3.250%, 11/15/2049	5,389,552	0.1
1,241,000	KLA Corp., 4.125%, 11/01/2021	1,283,393	0.0
7,032,000	Microsoft Corp., 3.700%, 08/08/2046	7,940,376	0.1
6,002,000	Microsoft Corp., 4.450%, 11/03/2045	7,503,038	0.1
370,000	Oracle Corp., 3.850%, 07/15/2036	405,382	0.0
8,841,000	Oracle Corp., 4.000%, 11/15/2047	9,881,672	0.1
2,860,000	Texas Instruments, Inc., 3.875%, 03/15/2039	3,230,788	0.1
		95,237,812	1.2

	Utilities: 3.4%
1,059,000	AEP Texas, Inc., 3.450%, 01/15/2050	1,061,245	0.0
3,770,000	Alabama Power Co., 3.375%, 10/01/2020	3,803,489	0.1
2,480,000	Alabama Power Co., 3.450%, 10/01/2049	2,542,710	0.0
1,927,000	Ameren Corp., 2.700%, 11/15/2020	1,937,595	0.0
7,500,000 (1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	9,399,596	0.1
5,385,000 (1)	American Transmission Systems, Inc., 5.250%, 01/15/2022	5,699,197	0.1
2,595,000	Arizona Public Service Co., 4.200%, 08/15/2048	2,937,791	0.0
4,801,000	Avangrid, Inc., 3.800%, 06/01/2029	5,092,095	0.1
2,510,000	Baltimore Gas & Electric Co., 3.200%, 09/15/2049	2,458,345	0.0
1,000,000 (2)	Baltimore Gas & Electric Co., 3.350%, 07/01/2023	1,037,015	0.0
3,250,000	Black Hills Corp., 3.050%, 10/15/2029	3,240,332	0.0
1,720,000	Black Hills Corp., 4.250%, 11/30/2023	1,823,306	0.0
566,000	CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	594,631	0.0
2,166,000 (1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	2,255,100	0.0
4,990,000	Commonwealth Edison Co., 3.750%, 08/15/2047	5,384,069	0.1
1,864,000	Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	1,996,539	0.0
3,000,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	3,638,337	0.1
831,000	Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	1,023,079	0.0
2,559,000	Consumers Energy Co., 3.100%, 08/15/2050	2,552,577	0.0
633,000	Delmarva Power & Light Co., 3.500%, 11/15/2023	662,650	0.0
4,550,000	Dominion Energy Gas Holdings LLC, 2.500%, 11/15/2024	4,572,183	0.1
4,865,000 (3)	Dominion Energy, Inc., 4.650%, 12/31/2199	4,969,208	0.1
1,790,000	DTE Electric Co., 3.950%, 03/01/2049	2,045,049	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (Continued)
1,210,000	DTE Electric Co., 4.050%, 05/15/2048	1,402,271	0.0
1,539,000	Duke Energy Carolinas LLC, 2.950%, 12/01/2026	1,589,498	0.0
4,390,000 (2)	Duke Energy Carolinas LLC, 3.200%, 08/15/2049	4,372,250	0.1
2,340,000	Duke Energy Carolinas LLC, 3.700%, 12/01/2047	2,527,327	0.0
2,185,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	2,436,368	0.0
2,155,000 (3)	Duke Energy Corp., 4.875%, 12/31/2199	2,263,127	0.0
3,030,000	Duke Energy Florida LLC, 4.200%, 07/15/2048	3,507,068	0.1
3,500,000	Duke Energy Indiana LLC, 3.250%, 10/01/2049	3,497,845	0.1
3,723,000	Duke Energy Progress LLC, 3.700%, 10/15/2046	3,979,373	0.1
3,032,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	3,447,880	0.0
3,323,000	Entergy Corp., 2.950%, 09/01/2026	3,375,844	0.0
3,860,000	Entergy Gulf States Louisiana LLC, 3.950%, 10/01/2020	3,896,700	0.1
6,480,000	Entergy Louisiana LLC, 4.050%, 09/01/2023	6,889,740	0.1
7,875,000 (2)	Entergy Louisiana LLC, 4.200%, 04/01/2050	9,291,614	0.1
2,172,000	Entergy Texas, Inc., 4.000%, 03/30/2029	2,393,661	0.0
3,829,000 (2)	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	3,769,813	0.1
6,159,000	Eversource Energy, 2.900%, 10/01/2024	6,294,481	0.1
3,617,000	Exelon Corp., 3.497%, 06/01/2022	3,714,229	0.1
3,475,000	FirstEnergy Corp., 2.850%, 07/15/2022	3,531,138	0.1
1,519,000	FirstEnergy Corp., 4.250%, 03/15/2023	1,601,445	0.0
1,725,000	Fortis, Inc./Canada, 3.055%, 10/04/2026	1,761,511	0.0
3,055,000	Georgia Power Co., 2.200%, 09/15/2024	3,055,961	0.0
2,124,000	Georgia Power Co., 5.750%, 04/15/2023	2,306,971	0.0
4,400,000	Interstate Power & Light Co., 3.250%, 12/01/2024	4,580,788	0.1
11,576,000	IPALCO Enterprises, Inc., 3.450%, 07/15/2020	11,628,487	0.1
3,199,000 (1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,482,610	0.1
2,862,000	LG&E & KU Energy LLC, 3.750%, 11/15/2020	2,891,915	0.0
1,950,000 (1)	Metropolitan Edison Co., 3.500%, 03/15/2023	2,015,192	0.0
2,430,000	MidAmerican Energy Co., 3.150%, 04/15/2050	2,398,619	0.0
1,702,000	MidAmerican Energy Co., 3.500%, 10/15/2024	1,804,200	0.0
5,027,000	Mississippi Power Co., 4.250%, 03/15/2042	5,400,789	0.1
375,000	Mississippi Power Co., 4.750%, 10/15/2041	392,267	0.0
2,880,000 (3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	3,006,796	0.0
5,049,000	NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	5,235,247	0.1
1,901,000	NiSource, Inc., 5.950%, 06/15/2041	2,434,502	0.0
2,925,000 (2)	NRG Energy, Inc., 5.750%, 01/15/2028	3,179,036	0.0
555,000	NSTAR Electric Co., 2.375%, 10/15/2022	560,082	0.0
1,137,000	Ohio Power Co., 5.375%, 10/01/2021	1,204,845	0.0
750,000 (1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	865,761	0.0
2,675,000	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	3,081,266	0.0
4,500,000 (1)	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	5,183,437	0.1
3,035,000	Pinnacle West Capital Corp., 2.250%, 11/30/2020	3,039,970	0.0
7,000,000	PNM Resources, Inc., 3.250%, 03/09/2021	7,082,305	0.1
6,952,000	Public Service Electric & Gas Co., 3.000%, 05/15/2025	7,220,861	0.1
5,924,000	Public Service Electric & Gas Co., 3.250%, 09/01/2023	6,169,966	0.1
2,758,000 (2)	San Diego Gas & Electric Co., 3.000%, 08/15/2021	2,796,108	0.0
3,937,000	Sempra Energy, 3.800%, 02/01/2038	4,109,752	0.1
5,750,000 (2)	Sierra Pacific Power Co., 2.600%, 05/01/2026	5,781,138	0.1
435,000	Southern California Edison Co., 2.400%, 02/01/2022	437,231	0.0
980,000 (2)	Southern California Edison Co., 3.875%, 06/01/2021	1,001,446	0.0
2,311,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	2,554,049	0.0
1,680,000	Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	2,120,343	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (Continued)
3,690,000	Tampa Electric Co., 5.400%, 05/15/2021	3,855,187	0.1
3,000,000	Tucson Electric Power Co., 4.850%, 12/01/2048	3,655,428	0.1
2,500,000	Union Electric Co., 3.250%, 10/01/2049	2,481,171	0.0
1,945,000	Union Electric Co., 3.500%, 03/15/2029	2,089,527	0.0
2,260,000	Union Electric Co., 3.900%, 09/15/2042	2,462,727	0.0
5,165,000	Virginia Electric & Power Co., 3.800%, 09/15/2047	5,581,566	0.1
1,476,000 (2)	Virginia Electric & Power Co., 2.875%, 07/15/2029	1,513,416	0.0
1,915,000 (2)	Virginia Electric & Power Co., 3.450%, 09/01/2022	1,978,422	0.0
3,485,000	Washington Gas Light Co., 3.650%, 09/15/2049	3,504,216	0.1
763,000	WEC Energy Group, Inc., 3.100%, 03/08/2022	779,211	0.0
		281,192,132	3.4

	Total Corporate Bonds/Notes (Cost $2,305,638,829)	2,413,048,349	29.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 19.6%
1,029,132 (1),(3)	Agate Bay Mortgage Trust 2014-2 B4, 3.881%, 09/25/2044	1,047,991	0.0
2,808,625	Alternative Loan Trust 2004-J7 MI, 2.812%, (US0001M + 1.020%), 10/25/2034	2,759,933	0.0
2,857,028	Alternative Loan Trust 2005-10CB 1A1, 2.292%, (US0001M + 0.500%), 05/25/2035	2,456,582	0.0
2,453,869	Alternative Loan Trust 2005-51 3A2A, 3.530%, (12MTA + 1.290%), 11/20/2035	2,400,939	0.0
731,288	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	677,191	0.0
922,124	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	916,797	0.0
1,724,451	Alternative Loan Trust 2005-J2 1A12, 2.192%, (US0001M + 0.400%), 04/25/2035	1,474,617	0.0
831,721	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	635,094	0.0
183,462	Alternative Loan Trust 2006-18CB A10, 2.192%, (US0001M + 0.400%), 07/25/2036	111,885	0.0
1,093,718	Alternative Loan Trust 2006-19CB A28, 2.392%, (US0001M + 0.600%), 08/25/2036	724,888	0.0
975,823	Alternative Loan Trust 2006-HY11 A1, 1.912%, (US0001M + 0.120%), 06/25/2036	935,705	0.0
1,183,644	Alternative Loan Trust 2007-23CB A3, 2.292%, (US0001M + 0.500%), 09/25/2037	654,022	0.0
3,014,420	Alternative Loan Trust 2007-2CB 2A1, 2.392%, (US0001M + 0.600%), 03/25/2037	1,884,086	0.0
1,195,337	Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/2037	839,498	0.0
1,115,586	Alternative Loan Trust 2007-8CB A3, 2.292%, (US0001M + 0.500%), 05/25/2037	687,532	0.0
1,977,547	American Home Mortgage Assets Trust 2007-4 A4, 2.082%, (US0001M + 0.290%), 08/25/2037	1,850,227	0.0
2,677,711 (1),(3)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	2,696,702	0.0
1,031,693	Banc of America Funding 2007-2 1A16 Trust, 2.392%, (US0001M + 0.600%), 03/25/2037	813,772	0.0
1,070,309 (5)	Banc of America Mortgage 2007-2 A8 Trust, 6.000%, 05/25/2037	84,740	0.0
1,484,498 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 4.413%, 05/25/2035	1,505,369	0.0
1,931,509 (3)	Bear Stearns ALT-A Trust 2005-7 21A1, 4.339%, 09/25/2035	1,828,361	0.0
4,676,396	Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 1.982%, (US0001M + 0.190%), 01/25/2037	4,468,641	0.1
3,423,187 (1),(3)	Chase Home Lending Mortgage Trust 2019-ATR1 A3, 4.000%, 04/25/2049	3,488,240	0.1
1,914,908 (1),(3)	Chase Mortgage Finance Corp. 2019-1 B2, 3.977%, 03/25/2050	1,965,126	0.0
2,236,883 (1),(3)	Chase Mortgage Finance Corp. 2019-1 B3, 3.977%, 03/25/2050	2,259,602	0.0
2,077,454 (3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.841%, 11/25/2034	2,094,180	0.0
728,250	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	603,185	0.0
1,538,881 (1),(3)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	1,565,710	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (Continued)
1,439,062 (1),(3)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	1,464,007	0.0
7,503,916 (1),(3)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	7,615,927	0.1
2,994,787 (1),(3)	CIM Trust 2019-J2 B2, 3.853%, 10/25/2049	3,056,546	0.1
996,505 (1),(3)	CIM Trust 2019-J2 B3, 3.853%, 10/25/2049	990,335	0.0
2,600,000 (1),(3)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	2,568,089	0.0
1,358,063	Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	1,381,752	0.0
1,613,561 (3)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 4.329%, 11/25/2036	1,442,593	0.0
652,233 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.170%, 09/25/2037	639,363	0.0
1,593,005 (1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,688,690	0.0
2,869,000 (1),(3)	COLT 2018-1 M1 Mortgage Loan Trust, 3.661%, 02/25/2048	2,881,396	0.0
1,680,000 (1),(3)	COLT 2018-2 M1 Mortgage Loan Trust, 4.189%, 07/27/2048	1,700,625	0.0
1,550,000 (1),(3)	COLT 2018-3 M1 Mortgage Loan Trust, 4.283%, 10/26/2048	1,569,586	0.0
2,000,000 (1),(3)	COLT 2019-1 M1 Mortgage Loan Trust, 4.518%, 03/25/2049	2,022,387	0.0
2,203,351 (1),(3)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	2,200,600	0.0
547,152	Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.292%, (US0001M + 0.500%), 11/25/2035	307,922	0.0
6,361,029	Countrywide Asset-Backed Certificates 2005-IM1 M1, 2.512%, (US0001M + 0.720%), 11/25/2035	6,334,434	0.1
1,896,304 (1)	CSMC Series 2008-2R 1A1, 6.000%, 07/25/2037	1,806,942	0.0
1,626,751 (1),(3)	CSMC Trust 2015-2 B3, 3.924%, 02/25/2045	1,659,995	0.0
1,800,000 (1),(3)	Deephave Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	1,827,357	0.0
1,360,000 (1),(3)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	1,370,422	0.0
2,300,000 (1),(3)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	2,326,943	0.0
1,000,000 (1),(3)	Deephaven Residential Mortgage Trust 2019-4 M1, 3.484%, 10/25/2059	1,001,349	0.0
94,502,282 (3),(5)	Deutsche ALT-A Securities, Inc. ALT 07-AB1 X, 0.848%, 04/25/2037	4,263,433	0.1
1,850,279	DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.044%, (US0001M + 0.280%), 08/19/2045	1,606,251	0.0
3,471,507 (1),(3)	Ellington Financial Mortgage Trust 2019-2 A3, 3.046%, 11/25/2059	3,477,504	0.1
4,734,742 (5)	Fannie Mae 2008-12 SC, 4.558%, (-1.000*US0001M + 6.350%), 03/25/2038	863,901	0.0
8,265,365	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	9,311,872	0.1
908,976	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	931,355	0.0
5,919,751	Fannie Mae 2012-66 EP, 4.000%, 06/25/2042	6,633,939	0.1
5,771,764	Fannie Mae 2013-116 UB, 4.000%, 11/25/2043	6,050,426	0.1
4,396,855	Fannie Mae 2013-20 DL, 4.000%, 03/25/2033	4,728,594	0.1
28,090,696 (5)	Fannie Mae 2016-82 SD, 4.258%, (-1.000*US0001M + 6.050%), 11/25/2046	5,180,166	0.1
6,027,553	Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	6,261,573	0.1
16,670,184 (5)	Fannie Mae 2018-86 US, 4.798%, (-1.000*US0001M + 6.590%), 09/25/2040	3,536,003	0.1
21,016,364	Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 6.042%, (US0001M + 4.250%), 04/25/2029	22,592,474	0.3
7,508,984	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 5.792%, (US0001M + 4.000%), 05/25/2025	7,973,130	0.1
222,430	Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 5.792%, (US0001M + 4.000%), 05/25/2025	230,618	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (Continued)
1,538,021	Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 6.792%, (US0001M + 5.000%), 07/25/2025	1,635,171	0.0
11,110,807	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 7.342%, (US0001M + 5.550%), 04/25/2028	11,868,757	0.2
3,565,541	Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 6.092%, (US0001M + 4.300%), 02/25/2025	3,798,976	0.1
694,979	Fannie Mae Connecticut Avenue Securities 2016-C01 2M2, 8.742%, (US0001M + 6.950%), 08/25/2028	760,325	0.0
16,210,019	Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 6.042%, (US0001M + 4.250%), 01/25/2029	17,249,156	0.2
20,446,905	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.242%, (US0001M + 4.450%), 01/25/2029	21,618,300	0.3
12,377,687	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 6.142%, (US0001M + 4.350%), 05/25/2029	13,062,790	0.2
3,600,000	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 5.342%, (US0001M + 3.550%), 07/25/2029	3,812,832	0.1
12,284,000	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.442%, (US0001M + 3.650%), 09/25/2029	12,950,694	0.2
4,750,000	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.792%, (US0001M + 3.000%), 10/25/2029	4,966,536	0.1
9,400,000	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.642%, (US0001M + 2.850%), 11/25/2029	9,729,560	0.1
14,569,820	Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 3.992%, (US0001M + 2.200%), 01/25/2030	14,832,237	0.2
1,495,000	Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 4.442%, (US0001M + 2.650%), 02/25/2030	1,535,481	0.0
10,655,000	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.192%, (US0001M + 2.400%), 05/28/2030	10,862,180	0.1
9,488,601	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.292%, (US0001M + 2.500%), 05/25/2030	9,641,683	0.1
9,076,182	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 4.592%, (US0001M + 2.800%), 02/25/2030	9,329,155	0.1
14,899,412	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 3.992%, (US0001M + 2.200%), 08/25/2030	15,041,323	0.2
3,550,000	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 3.942%, (US0001M + 2.150%), 10/25/2030	3,580,600	0.1
11,782,500	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 4.342%, (US0001M + 2.550%), 12/25/2030	12,002,305	0.2
6,715,000	Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 4.142%, (US0001M + 2.350%), 01/25/2031	6,817,123	0.1
15,612,689	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 3.792%, (US0001M + 2.000%), 03/25/2031	15,690,653	0.2
9,894,648	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 3.892%, (US0001M + 2.100%), 03/25/2031	9,959,011	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (Continued)
20,015,652	Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.042%, (US0001M + 2.250%), 07/25/2030	20,298,763	0.3
6,079,000 (1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 4.092%, (US0001M + 2.300%), 08/25/2031	6,140,444	0.1
13,089,225 (1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 4.192%, (US0001M + 2.400%), 04/25/2031	13,251,867	0.2
7,928,504	Fannie Mae Connecticut Avenue Securities, 7.492%, (US0001M + 5.700%), 04/25/2028	8,812,993	0.1
17,612	Fannie Mae Grantor Trust 1998-T2 A6, 0.954%, (US0001M + 0.550%), 01/25/2032	18,031	0.0
18,133 (5)	Fannie Mae Interest Strip 104 2, 9.500%, 10/25/2021	1,078	0.0
932 (5)	Fannie Mae Interest Strip 83 2, 9.500%, 09/25/2020	19	0.0
471,480 (5)	Fannie Mae Interest Strip Series 418 20, 3.000%, 05/25/2043	67,152	0.0
1,391,268 (5)	Fannie Mae Interest Strip Series 418 59, 3.000%, 08/25/2028	98,326	0.0
154,695	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	169,349	0.0
170,624 (5)	Fannie Mae REMIC Trust 1999-6 SE, 5.948%, (-1.000*US0001M + 7.685%), 02/17/2029	13,029	0.0
122,477	Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/2031	134,671	0.0
1,253,632	Fannie Mae REMIC Trust 2003-105 AZ, 5.500%, 10/25/2033	1,403,431	0.0
446,037	Fannie Mae REMIC Trust 2003-45 FJ, 3.191%, (US0001M + 1.500%), 06/25/2033	463,585	0.0
1,653,108 (5)	Fannie Mae REMIC Trust 2003-66 SA, 5.858%, (-1.000*US0001M + 7.650%), 07/25/2033	365,322	0.0
303,313 (5)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	68,859	0.0
842,641	Fannie Mae REMIC Trust 2003-84 PZ, 5.000%, 09/25/2033	931,163	0.0
1,190,629	Fannie Mae REMIC Trust 2004-50 VZ, 5.500%, 07/25/2034	1,309,440	0.0
25,111	Fannie Mae REMIC Trust 2004-56 FE, 2.242%, (US0001M + 0.450%), 10/25/2033	25,121	0.0
628,320	Fannie Mae REMIC Trust 2004-7 Z, 5.500%, 02/25/2034	692,384	0.0
1,285,624	Fannie Mae REMIC Trust 2004-75 ZG, 4.500%, 10/25/2034	1,388,788	0.0
3,204,748	Fannie Mae REMIC Trust 2005-25 Z, 5.000%, 04/25/2035	3,515,267	0.1
158,017	Fannie Mae REMIC Trust 2006-104 ES, 24.490%, (-5.000*US0001M + 33.450%), 11/25/2036	284,837	0.0
2,910,712 (5)	Fannie Mae REMIC Trust 2006-12 SD, 4.958%, (-1.000*US0001M + 6.750%), 10/25/2035	473,505	0.0
871,418 (5)	Fannie Mae REMIC Trust 2006-123 UI, 4.948%, (-1.000*US0001M + 6.740%), 01/25/2037	186,656	0.0
224,903 (5)	Fannie Mae REMIC Trust 2006-72 HS, 4.908%, (-1.000*US0001M + 6.700%), 08/25/2026	26,935	0.0
31,705	Fannie Mae REMIC Trust 2007-10 Z, 6.000%, 02/25/2037	35,610	0.0
4,512,770 (5)	Fannie Mae REMIC Trust 2007-91 AS, 4.608%, (-1.000*US0001M + 6.400%), 10/25/2037	942,861	0.0
1,994,280	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	2,162,105	0.0
9,660,106 (3)	Fannie Mae REMIC Trust 2009-50 HZ, 5.547%, 02/25/2049	10,553,366	0.1
2,321,812 (5)	Fannie Mae REMIC Trust 2009-90 TS, 4.358%, (-1.000*US0001M + 6.150%), 11/25/2039	401,840	0.0
2,848,922 (5)	Fannie Mae REMIC Trust 2010-118 GS, 4.158%, (-1.000*US0001M + 5.950%), 10/25/2039	182,598	0.0
6,145,064 (5)	Fannie Mae REMIC Trust 2010-123 SL, 4.278%, (-1.000*US0001M + 6.070%), 11/25/2040	921,186	0.0
6,730,054 (5)	Fannie Mae REMIC Trust 2010-41 SB, 4.608%, (-1.000*US0001M + 6.400%), 05/25/2040	1,233,020	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (Continued)
1,918,636 (5)	Fannie Mae REMIC Trust 2010-43 VS, 4.658%, (-1.000*US0001M + 6.450%), 05/25/2040	354,347	0.0
11,049,000	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	12,202,369	0.2
2,109,398 (5)	Fannie Mae REMIC Trust 2011-102 SA, 4.808%, (-1.000*US0001M + 6.600%), 10/25/2041	382,858	0.0
3,264,809	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	3,660,715	0.1
3,044,703 (5)	Fannie Mae REMIC Trust 2011-93 GS, 4.758%, (-1.000*US0001M + 6.550%), 04/25/2039	661,117	0.0
1,083,212 (5)	Fannie Mae REMIC Trust 2012-103 IT, 4.000%, 04/25/2041	55,663	0.0
8,122,457 (5)	Fannie Mae REMIC Trust 2012-122 SB, 4.358%, (-1.000*US0001M + 6.150%), 11/25/2042	1,526,650	0.0
4,234,952 (5)	Fannie Mae REMIC Trust 2012-128 LI, 3.500%, 06/25/2042	365,324	0.0
7,609,832 (5)	Fannie Mae REMIC Trust 2012-133 AS, 4.408%, (-1.000*US0001M + 6.200%), 10/25/2042	1,288,864	0.0
1,199,887 (5)	Fannie Mae REMIC Trust 2012-149 GI, 3.500%, 06/25/2042	127,651	0.0
5,295,828 (5)	Fannie Mae REMIC Trust 2012-15 SP, 4.828%, (-1.000*US0001M + 6.620%), 06/25/2040	526,706	0.0
2,840,564 (5)	Fannie Mae REMIC Trust 2012-24 HS, 4.758%, (-1.000*US0001M + 6.550%), 09/25/2040	343,570	0.0
6,545,160 (5)	Fannie Mae REMIC Trust 2012-30 QS, 4.808%, (-1.000*US0001M + 6.600%), 04/25/2031	647,675	0.0
1,753,641 (5)	Fannie Mae REMIC Trust 2012-68 YS, 4.908%, (-1.000*US0001M + 6.700%), 07/25/2042	296,758	0.0
2,830,801 (5)	Fannie Mae REMIC Trust 2013-26 JS, 4.408%, (-1.000*US0001M + 6.200%), 10/25/2032	402,825	0.0
9,881,029 (5)	Fannie Mae REMIC Trust 2013-60 DS, 4.408%, (-1.000*US0001M + 6.200%), 06/25/2033	1,675,886	0.0
8,796,395 (5)	Fannie Mae REMIC Trust 2013-9 SM, 4.458%, (-1.000*US0001M + 6.250%), 02/25/2033	1,354,574	0.0
5,937,010 (5)	Fannie Mae REMIC Trust 2014-17 DS, 4.408%, (-1.000*US0001M + 6.200%), 02/25/2043	699,286	0.0
3,005,682 (5)	Fannie Mae REMIC Trust 2014-28 BS, 4.408%, (-1.000*US0001M + 6.200%), 08/25/2043	450,456	0.0
3,019,000	Fannie Mae REMIC Trust 2015-17 MK, 2.500%, 12/25/2041	2,900,265	0.1
56,350,533 (5)	Fannie Mae REMIC Trust 2015-79 SA, 4.458%, (-1.000*US0001M + 6.250%), 11/25/2045	10,498,132	0.1
22,986,858 (5)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	5,176,645	0.1
39,645,041 (5)	Fannie Mae REMICS 16-60 SB, 4.308%, (-1.000*US0001M + 6.100%), 09/25/2046	7,046,458	0.1
10	Fannie Mae REMICS 1990-59 K, 1184.190%, 06/25/2020	24	0.0
1	Fannie Mae REMICS 1990-97 H, 1133.313%, 08/25/2020	2	0.0
158,226 (5)	Fannie Mae REMICS 1997-18 SG, 6.363%, (-1.000*US0001M + 8.100%), 03/17/2027	18,836	0.0
104,745 (5)	Fannie Mae REMICS 1997-91 FC, 0.000%, (US0001M + (8.500)%), 11/25/2023	1	0.0
17,127 (5)	Fannie Mae REMICS 1999-57 SC, 8.013%, (-1.000*US0001M + 9.750%), 11/17/2029	474	0.0
15,028 (5)	Fannie Mae REMICS 2000-38 SK, 7.463%, (-1.000*US0001M + 9.200%), 10/17/2030	206	0.0
335,411 (5)	Fannie Mae REMICS 2001-72 SC, 1.000%, (-1.000*US0001M + 8.500%), 12/25/2031	12,607	0.0
114,471 (5)	Fannie Mae REMICS 2001-8 SK, 7.005%, (-1.000*US0001M + 8.750%), 03/18/2031	15,922	0.0
103 (5)	Fannie Mae REMICS 2001-8 SO, 8.035%, (-1.000*US0001M + 9.800%), 02/20/2031	3	0.0
719,760 (5)	Fannie Mae REMICS 2003-49 SW, 5.208%, (-1.000*US0001M + 7.000%), 01/25/2033	128,331	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (Continued)
5,824,448 (5)	Fannie Mae REMICS 2004-54 SN, 5.258%, (-1.000*US0001M + 7.050%), 07/25/2034	1,116,037	0.0
452,575 (5)	Fannie Mae REMICS 2004-88 JH, 4.808%, (-1.000*US0001M + 6.600%), 06/25/2033	9,047	0.0
1,521,259 (5)	Fannie Mae REMICS 2005-75 SP, 4.958%, (-1.000*US0001M + 6.750%), 08/25/2035	246,139	0.0
3,048,814 (5)	Fannie Mae REMICS 2006-56 SM, 4.958%, (-1.000*US0001M + 6.750%), 07/25/2036	534,109	0.0
784,276 (5)	Fannie Mae REMICS 2007-21 SB, 4.608%, (-1.000*US0001M + 6.400%), 03/25/2037	87,638	0.0
1,566,548 (5)	Fannie Mae REMICS 2007-52 NS, 4.658%, (-1.000*US0001M + 6.450%), 06/25/2037	282,942	0.0
1,920,399 (5)	Fannie Mae REMICS 2007-85 SM, 4.668%, (-1.000*US0001M + 6.460%), 09/25/2037	336,130	0.0
510,478	Fannie Mae REMICS 2008-16 Z, 5.500%, 03/25/2038	575,862	0.0
5,284 (5)	Fannie Mae REMICS 2010-112 SG, 4.568%, (-1.000*US0001M + 6.360%), 06/25/2021	35	0.0
9,395,168 (5)	Fannie Mae REMICS 2010-150 SJ, 4.688%, (-1.000*US0001M + 6.480%), 01/25/2041	1,951,217	0.0
1,516,269 (5)	Fannie Mae REMICS 2010-35 CS, 4.658%, (-1.000*US0001M + 6.450%), 04/25/2050	247,522	0.0
2,246,412	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	2,494,688	0.0
6,166,562	Fannie Mae REMICS 2011-101 DB, 4.000%, 10/25/2041	6,789,903	0.1
665,158	Fannie Mae REMICS 2011-116 ZA, 3.500%, 11/25/2041	701,093	0.0
132,000	Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	138,461	0.0
12,680,298 (5)	Fannie Mae REMICS 2011-47 GS, 4.138%, (-1.000*US0001M + 5.930%), 06/25/2041	2,010,928	0.0
3,477,451	Fannie Mae REMICS 2011-8 ZA, 4.000%, 02/25/2041	3,659,274	0.1
7,836,808 (5)	Fannie Mae REMICS 2012-111 SL, 4.308%, (-1.000*US0001M + 6.100%), 05/25/2041	855,467	0.0
5,849,216	Fannie Mae REMICS 2012-111 ZK, 3.500%, 10/25/2042	6,103,755	0.1
10,877,468 (5)	Fannie Mae REMICS 2012-120 WI, 3.000%, 11/25/2027	786,851	0.0
3,000,000	Fannie Mae REMICS 2012-134 KV, 3.000%, 07/25/2031	3,064,540	0.1
10,118,037	Fannie Mae REMICS 2012-17 QZ, 4.000%, 03/25/2042	10,807,329	0.1
5,815,272	Fannie Mae REMICS 2012-2 HE, 4.000%, 02/25/2042	6,369,025	0.1
1,964,072	Fannie Mae REMICS 2012-30 AB, 4.000%, 04/25/2042	2,115,439	0.0
2,649,113	Fannie Mae REMICS 2012-33 BW, 4.000%, 04/25/2042	2,861,117	0.0
1,058,948	Fannie Mae REMICS 2012-44 KW, 3.500%, 05/25/2032	1,083,366	0.0
6,201,908	Fannie Mae REMICS 2012-55 PC, 3.500%, 05/25/2042	6,414,135	0.1
500,000	Fannie Mae REMICS 2012-80 MY, 3.250%, 08/25/2042	527,216	0.0
2,700,000	Fannie Mae REMICS 2013-111 BA, 3.000%, 11/25/2033	2,778,373	0.0
1,403,000	Fannie Mae REMICS 2013-13 BE, 4.000%, 03/25/2043	1,622,667	0.0
1,187,997	Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	1,194,503	0.0
11,102,819 (5)	Fannie Mae REMICS 2013-40 LS, 4.358%, (-1.000*US0001M + 6.150%), 05/25/2043	2,036,277	0.0
11,437,779 (5)	Fannie Mae REMICS 2013-70 BI, 3.000%, 07/25/2033	1,295,436	0.0
12,813,929 (5)	Fannie Mae REMICS 2014-15 SB, 4.858%, (-1.000*US0001M + 6.650%), 04/25/2044	2,906,569	0.1
9,404,136 (5)	Fannie Mae REMICS 2014-20 HI, 4.000%, 01/25/2040	411,299	0.0
970,000	Fannie Mae REMICS 2014-61 PY, 3.500%, 10/25/2044	1,063,160	0.0
16,384,751	Fannie Mae REMICS 2015-20 EZ, 3.500%, 04/25/2045	17,853,313	0.2
1,270,907	Fannie Mae REMICS 2015-45 EY, 2.500%, 12/25/2040	1,275,962	0.0
9,767,247 (5)	Fannie Mae REMICS 2015-56 IC, 6.000%, 08/25/2045	1,972,350	0.0
2,000,000	Fannie Mae REMICS 2015-67 AV, 3.500%, 01/25/2036	2,147,108	0.0
5,000,000	Fannie Mae REMICS 2015-67 QV, 3.000%, 12/25/2040	5,049,569	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (Continued)
4,123,249 (5)	Fannie Mae REMICS 2015-76 PI, 6.000%, 09/25/2045	727,523	0.0
9,635,654 (5)	Fannie Mae REMICS 2016-52 MI, 4.000%, 12/25/2045	1,591,202	0.0
882,268	Fannie Mae REMICS 2016-9 D, 3.000%, 03/25/2046	901,217	0.0
9,134,705	Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	9,284,760	0.1
54,984,216 (5)	Fannie Mae REMICS 2018-15 SC, 4.508%, (-1.000*US0001M + 6.300%), 03/25/2048	10,319,135	0.1
5,526,973	Fannie Mae REMICS 2018-38 LA, 3.000%, 06/25/2048	5,587,542	0.1
28,655,521	Fannie Mae REMICS 2018-73 AB, 3.000%, 10/25/2048	29,514,917	0.4
5,377,314	Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	5,552,335	0.1
71,032,279 (5)	Fannie Mae REMICS 2018-82 SA, 4.408%, (-1.000*US0001M + 6.200%), 11/25/2048	12,865,196	0.2
68,767,917 (5)	Fannie Mae REMICS 2018-86 SM, 4.408%, (-1.000*US0001M + 6.200%), 12/25/2048	12,172,664	0.2
60,743,810 (5)	Fannie Mae REMICS 2018-91 SB, 4.308%, (-1.000*US0001M + 6.100%), 12/25/2058	11,690,365	0.2
19,699,617 (5)	Fannie Mae REMICS 2019-21 AI, 5.000%, 05/25/2059	4,772,971	0.1
23,036,280 (5)	Fannie Mae REMICS 2019-30 SB, 4.308%, (-1.000*US0001M + 6.100%), 07/25/2049	4,101,333	0.1
17,527,082	Fannie Mae REMICS 2019-37 CA, 3.000%, 10/25/2047	18,175,857	0.2
20,883,981 (5)	Fannie Mae REMICS 2019-39 SA, 4.308%, (-1.000*US0001M + 6.100%), 08/25/2049	3,399,196	0.1
110,814,382 (5)	Fannie Mae REMICS 2019-41 S, 4.208%, (-1.000*US0001M + 6.000%), 08/25/2059	18,125,986	0.2
13,508,810 (5)	Fannie Mae REMICS 2019-47 SB, 4.308%, (-1.000*US0001M + 6.100%), 05/25/2040	2,221,189	0.0
24	Fannie Mae REMICS G-9 G, 509.000%, 04/25/2021	63	0.0
6,717	Fannie Mae REMICS G93-35 ZQ, 6.500%, 11/25/2023	7,081	0.0
4,056,868	Fannie Mae REMICS Trust 2010-53 JZ, 5.000%, 07/25/2040	4,556,136	0.1
38,749,958 (5)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	4,556,104	0.1
2,057,683 (5)	Fannie Mae Series 2013-72 YS, 4.358%, (-1.000*US0001M + 6.150%), 07/25/2033	348,425	0.0
234,315 (5)	FHLMC-GNMA 20 S, 7.108%, (-1.000*US0001M + 8.900%), 10/25/2023	23,534	0.0
728,045	First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A11, 6.000%, 02/25/2037	517,029	0.0
1,920,969 (1),(3)	Flagstar Mortgage Trust 2018-1 B1, 4.030%, 03/25/2048	2,027,051	0.0
2,252,336 (1),(3)	Flagstar Mortgage Trust 2018-1 B2, 4.030%, 03/25/2048	2,346,226	0.0
2,504,944 (1),(3)	Flagstar Mortgage Trust 2018-1 B3, 4.030%, 03/25/2048	2,535,287	0.0
1,278,109 (1),(3)	Flagstar Mortgage Trust 2018-2 B2, 4.050%, 04/25/2048	1,313,294	0.0
3,894,100 (1),(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	3,981,847	0.1
1,836,299 (1),(3)	Flagstar Mortgage Trust 2018-5 B3, 4.537%, 09/25/2048	1,915,801	0.0
1,520,632 (1),(3)	Flagstar Mortgage Trust 2019-2 B1, 4.202%, 12/25/2049	1,593,726	0.0
1,474,703 (1),(3)	Flagstar Mortgage Trust 2019-2 B2, 4.202%, 12/25/2049	1,525,860	0.0
28,199,815	Freddie Mac 326 350, 3.500%, 03/15/2044	29,450,388	0.4
10,915,729 (5)	Freddie Mac 3510 AS, 4.670%, (-1.000*US0001M + 6.410%), 04/15/2037	2,184,495	0.0
8,894,318 (5)	Freddie Mac 4191 SA, 4.460%, (-1.000*US0001M + 6.200%), 03/15/2043	1,283,133	0.0
4,201,247	Freddie Mac 4316 XZ, 4.500%, 03/15/2044	4,787,878	0.1
5,000,000	Freddie Mac 4800 KG, 3.500%, 11/15/2045	5,135,842	0.1
855,408	Freddie Mac Reference Series R007 ZA, 6.000%, 05/15/2036	980,657	0.0
417,160	Freddie Mac Reference Series R008 ZA, 6.000%, 07/15/2036	478,930	0.0
120,450	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	133,080	0.0
110,041	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	121,081	0.0
764,609	Freddie Mac REMIC Trust 2143 ZB, 6.000%, 04/15/2029	859,813	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (Continued)
163,655	Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/2032	183,942	0.0
141,118	Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	145,360	0.0
308,350	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	344,341	0.0
120,133 (5)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	26,811	0.0
833,140	Freddie Mac REMIC Trust 2845 QH, 5.000%, 08/15/2034	916,131	0.0
159,006	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	180,811	0.0
743,174 (5)	Freddie Mac REMIC Trust 2866 GS, 4.860%, (-1.000*US0001M + 6.600%), 09/15/2034	22,204	0.0
316,603 (5)	Freddie Mac REMIC Trust 2883 SD, 4.960%, (-1.000*US0001M + 6.700%), 10/15/2034	11,968	0.0
239,115	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	262,822	0.0
334,547	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	367,919	0.0
6,744,101 (5)	Freddie Mac REMIC Trust 3045 DI, 4.990%, (-1.000*US0001M + 6.730%), 10/15/2035	1,284,634	0.0
1,225,057	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	1,347,819	0.0
71,837 (6),(7)	Freddie Mac REMIC Trust 3139 PO, 0.000%, 01/15/2036	71,475	0.0
1,494,232 (5)	Freddie Mac REMIC Trust 3171 PS, 4.745%, (-1.000*US0001M + 6.485%), 06/15/2036	238,637	0.0
7,152,543 (5)	Freddie Mac REMIC Trust 3199 S, 4.710%, (-1.000*US0001M + 6.450%), 08/15/2036	1,416,359	0.0
616,909	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	693,983	0.0
197,246	Freddie Mac REMIC Trust 3394 ZY, 6.000%, 11/15/2037	216,374	0.0
328,815 (3)	Freddie Mac REMIC Trust 3524 LA, 5.210%, 03/15/2033	361,270	0.0
34,985	Freddie Mac REMIC Trust 3556 NT, 4.840%, (US0001M + 3.100%), 03/15/2038	35,811	0.0
6,616,835	Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	7,422,121	0.1
599,709	Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	677,158	0.0
606,994 (5)	Freddie Mac REMIC Trust 3710 SL, 4.260%, (-1.000*US0001M + 6.000%), 05/15/2036	7,264	0.0
458,455	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	517,842	0.0
7,664,156	Freddie Mac REMIC Trust 3747 HW, 4.500%, 05/15/2038	7,703,583	0.1
1,000,000	Freddie Mac REMIC Trust 3753 DC, 3.500%, 09/15/2039	1,029,207	0.0
323,224	Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/2037	353,239	0.0
1,679,957 (5)	Freddie Mac REMIC Trust 3856 KS, 4.810%, (-1.000*US0001M + 6.550%), 05/15/2041	291,055	0.0
1,406,844 (5)	Freddie Mac REMIC Trust 3925 SD, 4.310%, (-1.000*US0001M + 6.050%), 07/15/2040	140,547	0.0
8,351,673 (5)	Freddie Mac REMIC Trust 3925 SL, 4.310%, (-1.000*US0001M + 6.050%), 01/15/2041	892,658	0.0
386,559	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	418,901	0.0
1,881,091 (5)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	152,212	0.0
2,240,752 (5)	Freddie Mac REMIC Trust 4088 CS, 4.260%, (-1.000*US0001M + 6.000%), 08/15/2042	417,153	0.0
7,824,672 (5)	Freddie Mac REMIC Trust 4161 WI, 3.000%, 02/15/2033	862,225	0.0
4,098,677 (5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	593,374	0.0
4,088,037	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	4,207,327	0.1
1,324,088	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	1,468,776	0.0
2,091,830 (5)	Freddie Mac REMIC Trust 4293 KI, 4.500%, 08/15/2043	257,310	0.0
4,909,356	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	5,582,668	0.1
6,589,853	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	7,356,374	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (Continued)
1,916,000	Freddie Mac REMIC Trust 4370 AD, 3.000%, 08/15/2040	1,923,102	0.0
7,051,834 (5)	Freddie Mac REMIC Trust 4386 LS, 4.360%, (-1.000*US0001M + 6.100%), 09/15/2044	1,197,139	0.0
8	Freddie Mac REMICS 1006 I, 860.000%, 10/15/2020	20	0.0
28	Freddie Mac REMICS 1023 C, 508.500%, 12/15/2020	64	0.0
52	Freddie Mac REMICS 1094 L, 1141.844%, 06/15/2021	331	0.0
25	Freddie Mac REMICS 1159 D, 1016.386%, 11/15/2021	123	0.0
3	Freddie Mac REMICS 121 I, 622.000%, 03/15/2021	3	0.0
13	Freddie Mac REMICS 1278 L, 1127.368%, 05/15/2022	79	0.0
1,768 (5)	Freddie Mac REMICS 1368 S, 7.760%, (-1.000*US0001M + 9.500%), 08/15/2022	50	0.0
71,357 (5)	Freddie Mac REMICS 2074 S, 6.963%, (-1.000*US0001M + 8.700%), 07/17/2028	6,789	0.0
70,741 (5)	Freddie Mac REMICS 2232 SA, 6.863%, (-1.000*US0001M + 8.600%), 05/17/2030	4,461	0.0
24,149 (5)	Freddie Mac REMICS 2301 SP, 7.510%, (-1.000*US0001M + 9.250%), 04/15/2031	2,967	0.0
1,873,109 (5)	Freddie Mac REMICS 2953 LS, 4.960%, (-1.000*US0001M + 6.700%), 12/15/2034	118,141	0.0
1,953,271 (5)	Freddie Mac REMICS 2993 GS, 4.410%, (-1.000*US0001M + 6.150%), 06/15/2025	144,120	0.0
1,049,785 (5)	Freddie Mac REMICS 3006 SI, 5.000%, (-1.000*US0001M + 6.740%), 07/15/2035	183,721	0.0
1,097,208 (5)	Freddie Mac REMICS 3006 YI, 5.000%, (-1.000*US0001M + 6.740%), 07/15/2035	203,535	0.0
3,690 (5)	Freddie Mac REMICS 3034 SE, 4.960%, (-1.000*US0001M + 6.700%), 09/15/2035	9	0.0
6,498,713 (5)	Freddie Mac REMICS 3213 JS, 5.460%, (-1.000*US0001M + 7.200%), 09/15/2036	1,488,278	0.0
1,432,367 (5)	Freddie Mac REMICS 3375 QI, 0.600%, (-10.000*US0001M + 64.600%), 10/15/2037	38,013	0.0
4,326,112	Freddie Mac REMICS 3736 ZP, 4.000%, 10/15/2040	4,628,400	0.1
4,842,030	Freddie Mac REMICS 3740 KE, 4.000%, 10/15/2040	5,128,458	0.1
21,052,995	Freddie Mac REMICS 3753 KZ, 4.500%, 11/15/2040	23,570,605	0.3
6,301,652	Freddie Mac REMICS 3775 GZ, 4.500%, 12/15/2040	6,968,717	0.1
1,900,000	Freddie Mac REMICS 3820 NC, 4.500%, 03/15/2041	2,142,767	0.0
699,462	Freddie Mac REMICS 3843 JZ, 5.100%, 04/15/2041	880,200	0.0
500,000	Freddie Mac REMICS 3848 WX, 5.000%, 04/15/2041	559,293	0.0
2,350,000	Freddie Mac REMICS 3890 ME, 5.000%, 07/15/2041	2,807,405	0.0
5,000,000	Freddie Mac REMICS 3893 PU, 4.000%, 07/15/2041	5,381,208	0.1
7,000,000	Freddie Mac REMICS 3919 BY, 4.000%, 09/15/2041	7,432,908	0.1
9,251,290	Freddie Mac REMICS 3919 ZB, 4.000%, 09/15/2041	9,968,025	0.1
3,790,000	Freddie Mac REMICS 3923 GY, 4.000%, 09/15/2041	4,222,874	0.1
3,000,000	Freddie Mac REMICS 3934 CB, 4.000%, 10/15/2041	3,196,550	0.1
420,000	Freddie Mac REMICS 3934 KB, 5.000%, 10/15/2041	485,117	0.0
1,500,000	Freddie Mac REMICS 3997 PB, 4.000%, 02/15/2042	1,622,594	0.0
2,732,381	Freddie Mac REMICS 4000 ZT, 3.500%, 01/15/2042	2,938,003	0.1
9,614,793 (5)	Freddie Mac REMICS 4057 SN, 4.910%, (-1.000*US0001M + 6.650%), 12/15/2041	1,623,643	0.0
3,119,231	Freddie Mac REMICS 4057 ZB, 3.500%, 06/15/2042	3,243,627	0.1
14,657,265	Freddie Mac REMICS 4084 TZ, 4.000%, 07/15/2042	15,862,821	0.2
3,117,414 (5)	Freddie Mac REMICS 4090 SN, 4.960%, (-1.000*US0001M + 6.700%), 08/15/2032	521,097	0.0
1,814,436	Freddie Mac REMICS 4100 JA, 3.500%, 10/15/2041	1,882,632	0.0
2,128,000	Freddie Mac REMICS 4193 BP, 4.000%, 04/15/2043	2,460,811	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (Continued)
10,235,876	Freddie Mac REMICS 4199 BZ, 3.500%, 05/15/2043	10,862,583	0.1
310,000	Freddie Mac REMICS 4235 QD, 3.000%, 08/15/2033	317,187	0.0
49,365,385 (5)	Freddie Mac REMICS 4301 SD, 4.360%, (-1.000*US0001M + 6.100%), 07/15/2037	8,236,348	0.1
6,185,774	Freddie Mac REMICS 4310 BZ, 4.000%, 02/15/2044	6,729,564	0.1
3,102,000	Freddie Mac REMICS 4401 BL, 3.500%, 10/15/2034	3,338,400	0.1
26,922,872 (5)	Freddie Mac REMICS 4461 AS, 3.860%, (-1.000*US0001M + 5.600%), 04/15/2045	4,382,362	0.1
3,124,000	Freddie Mac REMICS 4492 VB, 3.500%, 05/15/2035	3,365,705	0.1
1,018,508	Freddie Mac REMICS 4500 HC, 3.000%, 11/15/2042	1,039,745	0.0
2,913,000	Freddie Mac REMICS 4505 PB, 3.000%, 08/15/2045	2,987,001	0.1
30,703,762 (5)	Freddie Mac REMICS 4574 ST, 4.260%, (-1.000*US0001M + 6.000%), 04/15/2046	5,430,316	0.1
7,408,714	Freddie Mac REMICS 4608 JV, 3.500%, 01/15/2055	7,632,420	0.1
803,300	Freddie Mac REMICS 4673 WA, 3.500%, 09/15/2043	820,226	0.0
31,985,116	Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	32,750,846	0.4
2,457,000	Freddie Mac REMICS 4772 VG, 4.500%, 08/15/2036	2,728,430	0.0
1,350,000	Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	1,412,536	0.0
13,474,764	Freddie Mac REMICS 4795 D, 5.000%, 05/15/2048	15,516,192	0.2
1,632,872	Freddie Mac REMICS 4904 HB, 3.000%, 08/25/2049	1,605,052	0.0
606,535	Freddie Mac REMICS 4914 DB, 3.000%, 09/25/2049	600,784	0.0
11,483,728	Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	12,667,149	0.2
1,500,000 (1)	Freddie Mac STACR Trust 2018-DNA2 M2, 3.942%, (US0001M + 2.150%), 12/25/2030	1,516,136	0.0
4,000,000 (1)	Freddie Mac STACR Trust 2018-DNA3 M2, 3.892%, (US0001M + 2.100%), 09/25/2048	4,036,086	0.1
6,000,000 (1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 4.092%, (US0001M + 2.300%), 10/25/2048	6,083,608	0.1
7,255,528	Freddie Mac Strips 277 30, 3.000%, 09/15/2042	7,324,132	0.1
7,213,998 (5)	Freddie Mac Strips 303 C17, 3.500%, 01/15/2043	1,237,075	0.0
4,940,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 5.692%, (US0001M + 3.900%), 12/25/2027	5,112,376	0.1
5,750,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.492%, (US0001M + 4.700%), 04/25/2028	6,375,708	0.1
3,352,512	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 5.592%, (US0001M + 3.800%), 03/25/2025	3,440,389	0.1
14,050,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 7.342%, (US0001M + 5.550%), 07/25/2028	15,513,440	0.2
7,300,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA2 M3, 6.942%, (US0001M + 5.150%), 11/25/2028	7,989,908	0.1
750,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 5.642%, (US0001M + 3.850%), 03/25/2029	801,003	0.0
5,600,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 5.242%, (US0001M + 3.450%), 10/25/2029	5,970,875	0.1
8,200,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.292%, (US0001M + 2.500%), 03/25/2030	8,400,306	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (Continued)
6,800,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 5.342%, (US0001M + 3.550%), 08/25/2029	7,147,941	0.1
12,300,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.442%, (US0001M + 2.650%), 12/25/2029	12,649,893	0.2
11,953,511	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.142%, (US0001M + 2.350%), 04/25/2030	12,168,567	0.2
9,200,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 3.592%, (US0001M + 1.800%), 07/25/2030	9,227,361	0.1
1,800,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.092%, (US0001M + 2.300%), 09/25/2030	1,821,899	0.0
6,550,000 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 4.442%, (US0001M + 2.650%), 01/25/2049	6,677,267	0.1
3,000,000 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 3.842%, (US0001M + 2.050%), 04/25/2049	3,016,365	0.1
1,080,325 (3)	Freddie Mac Structured Pass Through Certificates T-48 1A, 4.899%, 07/25/2033	1,160,124	0.0
1,209,160 (1),(3)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	1,223,274	0.0
3,610,633 (1),(3)	Galton Funding Mortgage Trust 2018-1 B1, 3.800%, 11/25/2057	3,671,340	0.1
3,937,676 (1),(3)	Galton Funding Mortgage Trust 2018-2 B2, 4.750%, 10/25/2058	4,174,809	0.1
1,107 (5)	Ginnie Mae 2000-22 SD, 8.060%, (-1.000*US0001M + 9.800%), 05/16/2030	29	0.0
2,001,395 (5)	Ginnie Mae 2005-37 SI, 4.385%, (-1.000*US0001M + 6.150%), 05/20/2035	303,001	0.0
2,085,207 (5)	Ginnie Mae 2007-23 ST, 4.435%, (-1.000*US0001M + 6.200%), 04/20/2037	285,139	0.0
2,386,589 (5)	Ginnie Mae 2007-40 SE, 4.985%, (-1.000*US0001M + 6.750%), 07/20/2037	466,521	0.0
1,670,240 (5)	Ginnie Mae 2007-7 EI, 4.435%, (-1.000*US0001M + 6.200%), 02/20/2037	292,754	0.0
5,708,636 (5)	Ginnie Mae 2010-11 SA, 4.680%, (-1.000*US0001M + 6.420%), 01/16/2040	1,098,139	0.0
2,435,011 (5)	Ginnie Mae 2010-14 SB, 5.035%, (-1.000*US0001M + 6.800%), 11/20/2035	466,839	0.0
2,020,870 (5)	Ginnie Mae 2010-99 IT, 5.000%, 08/16/2040	342,877	0.0
954,960	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	902,169	0.0
2,196,577	Ginnie Mae 2015-3 ZD, 4.000%, 01/20/2045	2,485,166	0.0
63,286,796 (5)	Ginnie Mae 2018-167 CS, 4.335%, (-1.000*US0001M + 6.100%), 12/20/2048	7,740,102	0.1
670,257 (5)	Ginnie Mae Series 2005-7 AH, 5.030%, (-1.000*US0001M + 6.770%), 02/16/2035	114,325	0.0
12,768,849 (5)	Ginnie Mae Series 2007-41 SL, 4.935%, (-1.000*US0001M + 6.700%), 07/20/2037	2,616,433	0.0
1,386,792 (5)	Ginnie Mae Series 2008-2 SW, 4.785%, (-1.000*US0001M + 6.550%), 01/20/2038	295,698	0.0
806,947 (5)	Ginnie Mae Series 2008-35 SN, 4.635%, (-1.000*US0001M + 6.400%), 04/20/2038	118,190	0.0
465,332 (5)	Ginnie Mae Series 2008-40 PS, 4.760%, (-1.000*US0001M + 6.500%), 05/16/2038	83,343	0.0
1,137,765 (5)	Ginnie Mae Series 2009-25 KS, 4.435%, (-1.000*US0001M + 6.200%), 04/20/2039	202,851	0.0
901,841	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	988,588	0.0
969,439	Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	1,071,383	0.0
1,725,980 (5)	Ginnie Mae Series 2009-33 SN, 4.535%, (-1.000*US0001M + 6.300%), 05/20/2039	61,272	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (Continued)
11,903,697	Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	13,384,533	0.2
1,973,059	Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	2,130,003	0.0
234,351 (5)	Ginnie Mae Series 2009-43 HS, 4.435%, (-1.000*US0001M + 6.200%), 06/20/2038	7,295	0.0
2,739,326	Ginnie Mae Series 2009-98 DA, 3.250%, 07/16/2039	2,835,869	0.0
5,353,796	Ginnie Mae Series 2010-108 WL, 4.000%, 04/16/2040	5,682,020	0.1
2,212,882 (5)	Ginnie Mae Series 2010-116 NS, 4.910%, (-1.000*US0001M + 6.650%), 09/16/2040	372,953	0.0
6,285,964 (5)	Ginnie Mae Series 2010-116 SK, 4.855%, (-1.000*US0001M + 6.620%), 08/20/2040	1,140,261	0.0
9,514,565 (5)	Ginnie Mae Series 2010-149 HS, 4.360%, (-1.000*US0001M + 6.100%), 05/16/2040	960,271	0.0
480,000	Ginnie Mae Series 2010-164 MD, 4.000%, 12/20/2040	526,065	0.0
1,786,121 (5)	Ginnie Mae Series 2010-168 BI, 5.000%, 04/20/2040	495,866	0.0
1,791,448 (5)	Ginnie Mae Series 2010-68 MS, 4.085%, (-1.000*US0001M + 5.850%), 06/20/2040	305,039	0.0
4,112,816	Ginnie Mae Series 2011-52 PA, 4.250%, 02/16/2041	4,378,403	0.1
4,867,276 (5)	Ginnie Mae Series 2011-72 SA, 3.610%, (-1.000*US0001M + 5.350%), 05/16/2041	717,825	0.0
5,486,672 (5)	Ginnie Mae Series 2011-73 LS, 4.925%, (-1.000*US0001M + 6.690%), 08/20/2039	414,651	0.0
88,228	Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	89,587	0.0
1,258,754 (5)	Ginnie Mae Series 2012-91 QI, 4.500%, 09/20/2041	112,839	0.0
1,388,000	Ginnie Mae Series 2013-116 KB, 3.500%, 12/20/2042	1,459,231	0.0
8,967,887 (5)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	1,751,392	0.0
754,570	Ginnie Mae Series 2013-27 KA, 2.250%, 02/20/2043	750,190	0.0
2,023,864 (5)	Ginnie Mae Series 2014-10 GI, 4.500%, 01/16/2029	162,532	0.0
5,539,077 (5)	Ginnie Mae Series 2014-185 SB, 3.835%, (-1.000*US0001M + 5.600%), 12/20/2044	881,249	0.0
5,420,524 (5)	Ginnie Mae Series 2014-3 QS, 4.385%, (-1.000*US0001M + 6.150%), 03/20/2043	743,234	0.0
9,331,528 (5)	Ginnie Mae Series 2014-3 SU, 4.285%, (-1.000*US0001M + 6.050%), 07/20/2039	1,664,296	0.0
7,813,360 (5)	Ginnie Mae Series 2014-56 SP, 4.460%, (-1.000*US0001M + 6.200%), 12/16/2039	1,130,018	0.0
12,645,312 (5)	Ginnie Mae Series 2014-58 SG, 3.860%, (-1.000*US0001M + 5.600%), 04/16/2044	1,929,568	0.0
43,586,603 (5)	Ginnie Mae Series 2015-110 MS, 3.945%, (-1.000*US0001M + 5.710%), 08/20/2045	6,636,858	0.1
2,246,694	Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	2,304,051	0.0
29,783,303 (5)	Ginnie Mae Series 2016-160 GS, 4.335%, (-1.000*US0001M + 6.100%), 11/20/2046	6,099,067	0.1
2,455,873	Ginnie Mae Series 2016-44 JA, 3.500%, 03/20/2046	2,534,142	0.0
297,152	Ginnie Mae Series 2018-104 HZ, 3.500%, 08/20/2048	311,222	0.0
6,864,866	Ginnie Mae Series 2018-120 DE, 3.500%, 09/20/2048	7,056,861	0.1
177,805	Ginnie Mae Series 2018-122 GZ, 3.500%, 09/20/2048	191,095	0.0
5,292,320	Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	5,456,318	0.1
176,397	Ginnie Mae Series 2018-147 KZ, 3.750%, 10/20/2048	193,651	0.0
176,532	Ginnie Mae Series 2019-100 JB, 3.000%, 08/20/2049	175,852	0.0
532,322	Ginnie Mae Series 2019-100 KB, 3.000%, 08/20/2049	531,466	0.0
1,349,931	Ginnie Mae Series 2019-100 MC, 3.000%, 08/20/2049	1,338,937	0.0
1,081,376	Ginnie Mae Series 2019-23 NG, 3.500%, 02/20/2049	1,151,487	0.0
71,326	Ginnie Mae Series 2019-54 AB, 3.000%, 04/20/2049	70,438	0.0
798,785	Ginnie Mae Series 2019-78 MB, 3.000%, 06/20/2049	798,223	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (Continued)
416,445	Ginnie Mae Series 2019-89 KB, 3.000%, 07/20/2049	415,443	0.0
299,424	Ginnie Mae Series 2019-89 WB, 3.000%, 07/20/2049	298,342	0.0
7,334,713 (1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	7,448,313	0.1
2,977,263 (1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.500%, 11/25/2049	3,064,947	0.1
1,196,070 (1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.117%, 03/25/2050	1,240,238	0.0
3,524	GSR Mortgage Loan Trust 2005-5F 8A1, 2.292%, (US0001M + 0.500%), 06/25/2035	3,365	0.0
229,038	GSR Mortgage Loan Trust 2007-1F 3A13, 6.000%, 01/25/2037	214,961	0.0
2,743,380	HarborView Mortgage Loan Trust 2007-5 A1A, 1.954%, (US0001M + 0.190%), 09/19/2037	2,682,702	0.0
153,247	HomeBanc Mortgage Trust 2004-1 2A, 2.652%, (US0001M + 0.860%), 08/25/2029	149,272	0.0
2,000,000	HomeBanc Mortgage Trust 2005-4 M1, 2.262%, (US0001M + 0.470%), 10/25/2035	2,022,660	0.0
2,181,268 (1),(3)	Homeward Opportunities Fund I Trust 2019-2 A3, 3.007%, 09/25/2059	2,177,437	0.0
1,237,702	Impac CMB Trust Series 2005-1 M1, 2.482%, (US0001M + 0.690%), 04/25/2035	1,198,707	0.0
1,788,836	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.002%, (US0001M + 0.210%), 04/25/2046	1,699,112	0.0
2,658,634	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.002%, (US0001M + 0.210%), 02/25/2046	2,272,394	0.0
1,184,986 (1),(3)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	1,202,506	0.0
394,318	JP Morgan Alternative Loan Trust 2005-S1 1A1, 5.500%, 12/25/2035	292,471	0.0
2,566,010 (3)	JP Morgan Mortgage Trust 2005-A4 B1, 4.329%, 07/25/2035	2,607,940	0.0
4,355,327 (1),(3)	JP Morgan Mortgage Trust 2016-1 B3, 3.871%, 05/25/2046	4,438,636	0.1
1,111,963 (1),(3)	JP Morgan Mortgage Trust 2017-1 B4, 3.539%, 01/25/2047	1,101,278	0.0
6,325,057 (1),(3)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	6,360,789	0.1
3,505,353 (1),(3)	JP Morgan Mortgage Trust 2017-3 B1, 3.845%, 08/25/2047	3,658,437	0.1
2,002,924 (1),(3)	JP Morgan Mortgage Trust 2017-3 B2, 3.845%, 08/25/2047	2,085,762	0.0
1,439,925 (1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.826%, 12/25/2048	1,449,051	0.0
959,950 (1),(3)	JP Morgan Mortgage Trust 2017-6 B4, 3.826%, 12/25/2048	950,276	0.0
2,078,226 (1),(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.744%, 06/25/2048	2,127,191	0.0
2,000,473 (1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.744%, 06/25/2048	2,021,300	0.0
2,640,739 (1),(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.744%, 06/25/2048	2,617,314	0.0
2,553,897 (1),(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.762%, 09/25/2048	2,632,203	0.0
2,199,436 (1),(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.779%, 10/25/2048	2,236,169	0.0
1,755,868 (1),(3)	JP Morgan Mortgage Trust 2018-6C B2, 3.962%, 12/25/2048	1,805,078	0.0
2,951,889 (1),(3)	JP Morgan Mortgage Trust 2018-9 B3, 4.467%, 02/25/2049	3,061,518	0.1
2,678,246 (1),(3)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	2,719,727	0.0
3,214,287 (1),(3)	JP Morgan Mortgage Trust 2019-1 B1, 4.524%, 05/25/2049	3,463,915	0.1
3,736,848 (1),(3)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	3,796,157	0.1
4,250,783 (1),(3)	JP Morgan Mortgage Trust 2019-6 B2, 4.260%, 12/25/2049	4,446,721	0.1
5,155,308 (1),(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	5,291,439	0.1
3,620,585 (1),(3)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.830%, 12/25/2049	3,828,352	0.1
8,019,511,628 (1),(5)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	9,762,953	0.1
16,048,488 (5)	Lehman Mortgage Trust 2006-7 2A4, 4.758%, (-1.000*US0001M + 6.550%), 11/25/2036	4,254,263	0.1
11,359,801 (5)	Lehman Mortgage Trust 2006-9 2A5, 4.828%, (-1.000*US0001M + 6.620%), 01/25/2037	1,822,439	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (Continued)
1,506,045	Lehman XS Trust Series 2005-5N 1A2, 2.152%, (US0001M + 0.360%), 11/25/2035	1,394,245	0.0
4,695,357	Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	3,787,634	0.1
2,753,179 (1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	2,922,965	0.1
2,424,344 (1),(3)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	2,469,372	0.0
2,125,278 (1),(3)	OBX 2019-EXP2 1A3 Trust, 4.000%, 07/25/2059	2,159,871	0.0
2,837,131 (1),(3)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	2,882,389	0.0
9,826,000	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-4 M2, 2.292%, (US0001M + 0.500%), 11/25/2035	9,071,346	0.1
153,108	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	141,745	0.0
6,318,027 (1),(3)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	6,400,891	0.1
9,431,043	Seasoned Credit Risk Transfer Trust Series 2018-2 MV, 3.500%, 11/25/2057	9,870,963	0.1
1,755,447 (1),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.936%, 10/25/2044	1,811,968	0.0
1,835,557 (1),(3)	Sequoia Mortgage Trust 2014-4 B3, 3.864%, 11/25/2044	1,885,720	0.0
1,832,022 (1),(3)	Sequoia Mortgage Trust 2015-2 B3, 3.738%, 05/25/2045	1,875,525	0.0
1,594,971 (1),(3)	Sequoia Mortgage Trust 2015-3 B3, 3.707%, 07/25/2045	1,597,073	0.0
3,300,000 (1),(3)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	3,460,048	0.1
1,741,092 (1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	1,766,873	0.0
2,615,086 (1),(3)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.487%, 02/25/2048	2,762,436	0.0
1,768,192 (1),(3)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	1,814,227	0.0
4,386,140 (1),(3)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	4,443,366	0.1
3,932,446 (1),(3)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	3,989,651	0.1
1,500,000 (1),(3)	Sequoia Mortgage Trust 2019-5 A19, 3.500%, 12/25/2049	1,524,947	0.0
1,732,612 (1),(3)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	1,764,444	0.0
5,405,968 (1),(3)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	5,498,280	0.1
1,904,326 (1),(3)	Shellpoint Co-Originator Trust 2017-2 B2, 3.722%, 10/25/2047	1,914,736	0.0
2,703,282 (1),(3)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	2,710,830	0.0
27,645 (3)	Structured Adjustable Rate Mortgage Loan Trust 2004-12 7A3, 4.198%, 09/25/2034	28,242	0.0
1,360,000 (1),(3)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	1,360,413	0.0
1,773,000 (1),(3)	Verus Securitization Trust 2018-1 B1, 3.801%, 01/25/2058	1,783,740	0.0
1,231,000 (1),(3)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	1,246,261	0.0
2,825,197 (1),(8)	Verus Securitization Trust 2019-3 A2, 2.938% (Step Rate @ 3.938% on 0), 07/25/2059	2,831,965	0.0
978,875 (1),(8)	Verus Securitization Trust 2019-4 A3, 3.000% (Step Rate @ 4.000% on 10/25/2023), 11/25/2059	980,522	0.0
2,740,351 (1),(3)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	2,748,061	0.0
1,052,982 (3)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 4.230%, 10/20/2035	1,046,078	0.0
390,261 (3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.210%, 10/25/2036	366,810	0.0
5,127,609 (3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 4.505%, 06/25/2034	5,161,407	0.1
2,853,912	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 2.302%, (US0001M + 0.510%), 08/25/2045	2,863,010	0.0
83,068,998 (3),(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.276%, 08/25/2045	3,005,245	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (Continued)
2,201,221	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.282%, (US0001M + 0.490%), 10/25/2045	2,200,530	0.0
412,981 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.693%, 10/25/2036	406,741	0.0
925,701 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 3.271%, 11/25/2036	895,960	0.0
1,139,417 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.342%, 12/25/2036	1,074,747	0.0
2,634,210 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.342%, 12/25/2036	2,484,700	0.0
1,706,182 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.522%, 12/25/2036	1,646,985	0.0
1,407,068 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.875%, 08/25/2046	1,366,385	0.0
2,076,938 (3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.804%, 12/25/2036	2,081,211	0.0
517,717 (3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 3.538%, 03/25/2037	491,940	0.0
1,313,546 (3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.501%, 04/25/2037	1,211,727	0.0
1,749,193	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 2.692%, (US0001M + 0.900%), 11/25/2035	1,502,452	0.0
1,706,480	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	1,602,782	0.0
1,145,949	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	1,119,344	0.0
484,902	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	483,304	0.0
4,718,670	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 3.200%, (12MTA + 0.960%), 08/25/2046	3,530,591	0.1
772,822	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 2.022%, (US0001M + 0.230%), 01/25/2047	719,276	0.0
1,601,055	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A4, 2.112%, (US0001M + 0.320%), 01/25/2047	1,503,979	0.0
1,051,410	Wells Fargo Alternative Loan 2007-PA2 2A1, 2.222%, (US0001M + 0.430%), 06/25/2037	873,456	0.0
1,202,975	Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	1,159,856	0.0
382,115 (3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 5.220%, 04/25/2036	375,156	0.0
1,212,923 (1),(3)	Wells Fargo Mortgage Backed Securities 2019-2 A1 Trust, 4.000%, 04/25/2049	1,235,854	0.0
2,040,000 (1),(3)	Wells Fargo Mortgage Backed Securities 2019-4 B3 Trust, 3.605%, 09/25/2049	1,904,212	0.0
1,814,171 (1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.777%, 08/20/2045	1,810,405	0.0

	Total Collateralized Mortgage Obligations (Cost $1,550,571,527)	1,601,748,203	19.6

U.S. TREASURY OBLIGATIONS: 10.8%
	Treasury Inflation Indexed Protected Securities: 2.8%
222,197,602	0.250%,07/15/2029	224,435,105	2.8

	U.S. Treasury Bonds: 2.9%
87,839,000 (2)	2.250%,08/15/2049	85,136,774	1.0
129,360,000	3.500%,02/15/2039	154,921,791	1.9
		240,058,565	2.9

U.S. Treasury Notes: 5.1%
133,607,100	1.625%,12/31/2021	133,741,913	1.6

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (Continued)
57,917,000	1.625%,12/15/2022	57,944,502	0.7
47,871,200	1.750%,12/31/2024	47,979,799	0.6
133,802,000	1.750%,12/31/2026	133,028,242	1.6
46,318,000 (2)	1.750%,11/15/2029	45,588,844	0.6
		418,283,300	5.1
	Total U.S. Treasury Obligations (Cost $882,186,267)	882,776,970	10.8
U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.0%
	Federal Home Loan Mortgage Corporation: 4.7%(9)
768,854	2.500%,05/01/2030	781,821	0.0
1,035,779	2.500%,05/01/2030	1,051,834	0.0
1,228,899	2.500%,06/01/2030	1,247,963	0.0
1,627,295	3.000%,11/01/2042	1,676,786	0.0
1,703,844	3.000%,02/01/2043	1,755,484	0.0
2,043,841	3.000%,03/01/2045	2,104,544	0.0
2,190,042	3.000%,03/01/2045	2,248,329	0.0
5,069,848	3.000%,04/01/2045	5,204,782	0.1
5,298,448	3.000%,04/01/2045	5,455,819	0.1
2,253,306	3.000%,10/01/2046	2,320,290	0.0
21,464,514	3.000%,10/01/2046	21,989,899	0.3
8,360,150	3.000%,03/01/2048	8,582,417	0.1
7,214,914	3.000%,03/01/2048	7,391,167	0.1
27,198,217	3.000%,08/01/2048	27,829,196	0.4
8,520,738	3.500%,01/01/2045	8,959,796	0.1
2,728,519	3.500%,03/01/2045	2,875,646	0.0
23,462,574	3.500%,12/01/2046	24,615,694	0.3
11,430,602	3.500%,12/01/2046	12,098,119	0.2
9,369,540	3.500%,04/01/2047	9,994,371	0.1
14,639,636	3.500%,07/01/2047	15,205,165	0.2
12,883,725	3.500%,10/01/2047	13,402,622	0.2
13,032,791	3.500%,01/01/2048	13,586,682	0.2
4,203,213	3.500%,03/01/2048	4,403,178	0.1
60,958,601	3.500%,03/01/2048	64,362,795	0.8
41,005,511	3.500%,11/01/2048	43,275,578	0.5
1,123,481	4.000%,10/01/2041	1,204,501	0.0
1,783,685	4.000%,12/01/2041	1,912,904	0.0
2,864,588	4.000%,08/01/2044	3,038,383	0.1
1,421,236	4.000%,07/01/2045	1,507,309	0.0
4,775,006	4.000%,09/01/2045	5,063,830	0.1
2,694,287	4.000%,09/01/2045	2,857,296	0.0
3,052,834	4.000%,09/01/2045	3,199,320	0.1
3,768,527	4.000%,05/01/2046	3,987,076	0.1
4,132,218	4.000%,05/01/2047	4,349,239	0.1
18,482,593	4.000%,11/01/2047	19,320,867	0.2
1,039,898	4.000%,03/01/2048	1,091,336	0.0
9,129,167	4.000%,06/01/2048	9,899,136	0.1
879,418	4.500%,08/01/2041	956,029	0.0
1,295,527	4.500%,09/01/2041	1,408,378	0.0
1,130,100	4.500%,10/01/2041	1,228,545	0.0
1,622,002	4.500%,03/01/2044	1,756,087	0.0
7,326,171	4.500%,02/01/2048	7,765,619	0.1
1,952,097	4.500%,06/01/2048	2,064,107	0.0
3,559	4.666%, (US0012M + 1.773%),05/01/2037	3,746	0.0
115,260	5.000%,01/01/2041	127,279	0.0
1,019,064	5.000%,04/01/2041	1,127,999	0.0
30,416	5.500%,07/01/2037	34,037	0.0
1,585,587	5.500%,11/01/2038	1,782,720	0.0
1,326	6.000%,12/01/2028	1,464	0.0
15,771	6.000%,01/01/2029	17,385	0.0
4,081	6.500%,01/01/2024	4,534	0.0
5,160	6.500%,12/01/2031	5,758	0.0
494,703	6.500%,09/01/2034	555,233	0.0
974	7.000%,03/01/2032	1,020	0.0
		378,691,114	4.7

	Federal National Mortgage Association: 0.4%(9)
5,920,537	3.500%,01/01/2044	6,222,546	0.1
8,969,189	4.000%,12/01/2046	9,550,482	0.1
84,978	4.029%, (US0012M + 1.486%),07/01/2035	87,224	0.0
16,301,751	5.000%,08/01/2056	18,500,015	0.2
175,661	6.000%,05/01/2038	192,680	0.0
		34,552,947	0.4

	Government National Mortgage Association: 4.7%
3,972,713	3.000%,04/20/2046	4,100,659	0.1
692,142	3.000%,01/20/2047	713,916	0.0
173,626,000 (10)	3.000%,01/20/2050	178,243,887	2.2
1,257,956	3.500%,07/20/2046	1,314,727	0.0
8,158,329	3.500%,07/20/2046	8,526,143	0.1
1,883,335	3.500%,10/20/2046	1,968,742	0.0
1,192,847	3.500%,02/20/2047	1,238,332	0.0
717,201	3.500%,03/20/2047	748,915	0.0
1,302,229	3.500%,07/20/2047	1,353,033	0.0
1,581,436	3.500%,08/20/2047	1,652,832	0.0
3,674,784	3.500%,09/20/2047	3,840,478	0.1
16,872,180	3.500%,12/20/2047	17,668,307	0.2
8,755,453	3.500%,01/20/2048	9,158,840	0.1
7,057,167	3.500%,02/20/2048	7,375,740	0.1
13,620,343	3.500%,02/20/2048	14,372,920	0.2
1,315,066	3.500%,03/20/2048	1,373,784	0.0
34,011,112	3.500%,03/20/2048	35,730,812	0.4
309,229	4.000%,11/20/2040	328,086	0.0
2,005,272	4.000%,03/20/2046	2,107,397	0.0
20,058,721	4.000%,11/20/2049	20,928,940	0.3
64,780,000 (10)	4.000%,01/20/2050	67,050,890	0.8
407,934	4.500%,10/15/2039	444,513	0.0
264,966	4.500%,11/15/2039	289,921	0.0
264,696	4.500%,11/15/2039	287,280	0.0
89,454	4.500%,12/15/2039	97,834	0.0
82,049	4.500%,08/20/2041	88,673	0.0
4,950,084	4.500%,09/15/2047	5,310,944	0.1
91,737 (3)	5.140%,10/20/2060	92,002	0.0
154,037 (3)	5.310%,10/20/2060	154,157	0.0
48,497 (3)	5.500%,03/20/2060	49,700	0.0
		386,612,404	4.7

	Uniform Mortgage-Backed Securities: 9.2%
11,330,000 (10)	3.000%,01/25/2035	11,608,913	0.1
32,492,197	3.000%,12/01/2049	32,951,094	0.4
52,045,000	3.000%,01/01/2050	52,772,340	0.7
75,086,228	3.500%,08/01/2049	77,193,197	1.0
3,516,992	3.500%,10/01/2049	3,729,436	0.1
8,171,104	4.000%,08/01/2047	8,592,263	0.1
2,057,563	4.000%,08/01/2047	2,164,038	0.0
1,641,706	2.500%,05/01/2030	1,665,139	0.0
3,720,361	2.500%,06/01/2030	3,768,948	0.1
2,597,239	2.500%,06/01/2030	2,631,164	0.0
1,519,600	2.500%,07/01/2030	1,539,443	0.0
17,379,418	2.500%,04/01/2037	17,569,618	0.2
2,137,266	3.000%,08/01/2030	2,204,443	0.0
1,225,307	3.000%,09/01/2030	1,266,523	0.0
4,437,945	3.000%,04/01/2043	4,569,500	0.1
3,570,098	3.000%,07/01/2043	3,675,195	0.1
906,299	3.000%,08/01/2043	934,906	0.0
822,484	3.000%,09/01/2043	846,778	0.0
11,002,148	3.000%,04/01/2045	11,322,135	0.1
5,510,456	3.000%,08/01/2046	5,653,855	0.1
2,233,729	3.000%,08/01/2046	2,298,757	0.0
1,089,298	3.000%,11/01/2046	1,123,702	0.0
4,449,303	3.000%,12/01/2046	4,555,465	0.1
14,533,451	3.000%,12/01/2046	14,911,466	0.2
35,708,617	3.000%,01/01/2047	36,527,804	0.5

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (Continued)
8,102,236	3.000%,02/01/2047	8,295,385	0.1
8,593,427	3.000%,03/01/2047	8,798,368	0.1
8,920,378	3.000%,07/01/2047	9,129,584	0.1
46,350,687	3.500%,06/01/2034	48,373,499	0.6
5,787,172	3.500%,10/01/2042	6,097,428	0.1
1,860,277	3.500%,04/01/2043	1,967,821	0.0
5,545,700	3.500%,08/01/2043	5,866,309	0.1
3,501,131	3.500%,03/01/2044	3,703,347	0.1
423,759	3.500%,01/01/2046	448,234	0.0
639,430	3.500%,02/01/2046	676,362	0.0
306,328	3.500%,02/01/2046	324,020	0.0
25,538,698	3.500%,08/01/2046	27,013,813	0.3
3,142,088	3.500%,08/01/2047	3,261,475	0.0
4,199,874	3.500%,09/01/2047	4,359,415	0.1
2,772,206	3.500%,02/01/2048	2,871,680	0.0
4,433,136	3.500%,05/01/2048	4,596,381	0.1
18,293,907	3.500%,07/01/2048	19,303,925	0.2
82,025,927	3.500%,09/01/2049	84,354,704	1.0
469,672	4.000%,03/01/2042	503,251	0.0
2,099,341	4.000%,07/01/2042	2,246,399	0.0
2,191,798	4.000%,07/01/2042	2,346,453	0.0
382,490	4.000%,07/01/2042	409,457	0.0
1,079,261	4.000%,09/01/2043	1,162,098	0.0
16,569,888	4.000%,01/01/2045	18,187,957	0.2
2,664,838	4.000%,01/01/2045	2,824,601	0.0
1,531,194	4.000%,03/01/2045	1,623,107	0.0
13,827,437	4.000%,05/01/2045	14,645,125	0.2
2,349,662	4.000%,06/01/2045	2,496,816	0.0
7,142,779	4.000%,02/01/2046	7,650,486	0.1
14,935,398	4.000%,07/01/2047	15,884,581	0.2
936,716	4.000%,03/01/2048	979,959	0.0
2,716,632	4.000%,03/01/2048	2,847,003	0.0
13,673,696	4.000%,09/01/2048	14,364,920	0.2
44,661,066	4.000%,06/01/2049	46,432,600	0.6
2,247,706	4.250%,11/01/2043	2,406,161	0.0
454,940	4.500%,11/01/2040	494,198	0.0
244,694	4.500%,11/01/2040	265,780	0.0
3,592,120	4.500%,11/01/2040	3,901,043	0.1
7,513	4.500%,12/01/2040	8,161	0.0
4,225	4.500%,12/01/2040	4,589	0.0
10,346	4.500%,01/01/2041	11,237	0.0
7,290	4.500%,01/01/2041	7,919	0.0
526,482	4.500%,10/01/2041	571,986	0.0
656,907	4.500%,10/01/2044	697,831	0.0
1,416,867	4.500%,12/01/2045	1,543,303	0.0
3,056,315	4.500%,04/01/2047	3,283,200	0.0
4,366,873	4.500%,04/01/2047	4,624,061	0.1
2,054,078	4.500%,04/01/2047	2,191,836	0.0
4,009,995	4.500%,04/01/2047	4,318,013	0.1
4,577,317	4.500%,04/01/2047	4,984,943	0.1
2,710,584	4.500%,05/01/2047	2,976,864	0.0
2,189,739	4.500%,05/01/2047	2,384,743	0.0
1,927,988	4.500%,05/01/2047	2,117,378	0.0
7,983,100	4.500%,05/01/2047	8,455,184	0.1
1,595,707	4.500%,05/01/2047	1,752,460	0.0
1,197,070	4.500%,06/01/2047	1,303,674	0.0
4,162,954	4.500%,06/01/2047	4,400,195	0.1
4,807,163	4.500%,06/01/2047	5,096,918	0.1
6,483,176	4.500%,07/01/2047	6,861,679	0.1
3,932,506	4.500%,08/01/2047	4,156,357	0.1
118,200	5.000%,06/01/2033	130,354	0.0
25,225	5.000%,09/01/2033	27,820	0.0
73,374	5.000%,11/01/2033	80,927	0.0
22,248	5.000%,03/01/2034	24,532	0.0
25,160	5.000%,03/01/2034	27,744	0.0
170,871	5.000%,02/01/2035	188,399	0.0
111,645	5.000%,06/01/2035	123,097	0.0
6,417	5.000%,06/01/2035	7,076	0.0
64,152	5.000%,07/01/2035	70,735	0.0
413,295	5.000%,08/01/2035	454,276	0.0
551,206	5.000%,10/01/2035	607,707	0.0
25,191	5.000%,10/01/2035	27,746	0.0
306,526	5.000%,02/01/2036	338,093	0.0
4,465	5.000%,03/01/2036	4,924	0.0
57,069	5.000%,03/01/2036	62,956	0.0
9,303	5.000%,05/01/2036	10,261	0.0
5,947	5.000%,06/01/2036	6,560	0.0
231,718	5.000%,07/01/2036	255,566	0.0
186,485	5.000%,11/01/2040	202,903	0.0
63,172	5.000%,05/01/2041	69,688	0.0
281,466	5.000%,06/01/2041	310,498	0.0
405,780	5.000%,06/01/2041	446,850	0.0
154,051	5.500%,03/01/2037	173,463	0.0
155,146	5.500%,06/01/2039	174,356	0.0
1,515,014	5.500%,10/01/2039	1,702,303	0.0
49,526	6.000%,09/01/2036	54,541	0.0
335	6.500%,02/01/2028	372	0.0
574	6.500%,09/01/2031	637	0.0
149	6.500%,09/01/2031	166	0.0
16,326	6.500%,11/01/2031	18,500	0.0
7,587	6.500%,04/01/2032	8,428	0.0
4,360	6.500%,08/01/2032	4,844	0.0
1,349	6.500%,08/01/2032	1,499	0.0
6,724	7.000%,12/01/2027	6,818	0.0
912	7.000%,10/01/2031	928	0.0
2,998	7.000%,03/01/2032	3,369	0.0
1,168	7.500%,09/01/2030	1,353	0.0
4,023	7.500%,09/01/2031	4,709	0.0
15,018	7.500%,02/01/2032	17,016	0.0
		754,594,412	9.2

	Total U.S. Government Agency Obligations (Cost $1,519,180,951)	1,554,450,877	19.0

SOVEREIGN BONDS: 2.1%
2,750,000	Argentine Republic Government International Bond, 5.625%, 01/26/2022	1,430,858	0.0
4,960,000	Argentine Republic Government International Bond, 6.875%, 04/22/2021	2,692,784	0.0
2,900,000	Argentine Republic Government International Bond, 6.875%, 01/26/2027	1,451,008	0.0
BRL 95,000,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	27,766,578	0.4
BRL 52,000,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	14,365,372	0.2
5,900,000 (2)	Brazilian Government International Bond, 4.625%, 01/13/2028	6,346,925	0.1
2,500,000 (2)	Brazilian Government International Bond, 6.000%, 04/07/2026	2,921,250	0.0
5,225,000	Colombia Government International Bond, 3.875%, 04/25/2027	5,540,316	0.1
2,500,000	Croatia Government International Bond, 5.500%, 04/04/2023	2,760,975	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (Continued)
272,000	Croatia Government International Bond, 6.375%, 03/24/2021	286,526	0.0
300,000 (1)	Dominican Republic International Bond, 5.500%, 01/27/2025	323,752	0.0
270,000	Dominican Republic International Bond, 5.875%, 04/18/2024	290,365	0.0
900,000	Dominican Republic International Bond, 5.950%, 01/25/2027	995,947	0.0
300,000 (1),(2)	Dominican Republic International Bond, 6.600%, 01/28/2024	334,252	0.0
4,825,000	Dominican Republic International Bond, 6.875%, 01/29/2026	5,520,319	0.1
2,675,000	Egypt Government International Bond, 5.875%, 06/11/2025	2,850,320	0.0
250,000 (1),(2)	Egypt Government International Bond, 5.875%, 06/11/2025	266,385	0.0
290,380 (1)	Gabonese Republic, 6.375%, 12/12/2024	304,000	0.0
IDR 132,518,000,000	Indonesia Treasury Bond, 8.375%, 04/15/2039	10,237,749	0.1
3,384,480 (3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	3,390,775	0.1
1,000,000	Jordan Government International Bond, 6.125%, 01/29/2026	1,073,156	0.0
1,200,000 (1)	Kenya Government International Bond, 7.000%, 05/22/2027	1,280,327	0.0
MXN 170,290,000	Mexican Bonos, 7.750%, 11/13/2042	9,560,287	0.1
2,250,000	Morocco Government International Bond, 4.250%, 12/11/2022	2,375,894	0.0
600,000 (1)	Morocco Government International Bond, 4.250%, 12/11/2022	633,572	0.0
850,000	Namibia International Bonds, 5.500%, 11/03/2021	884,496	0.0
3,400,000	Oman Government International Bond, 6.000%, 08/01/2029	3,559,392	0.1
693,000	Panama Government International Bond, 6.700%, 01/26/2036	973,454	0.0
1,000,000	Panama Government International Bond, 9.375%, 04/01/2029	1,530,348	0.0
600,000	Paraguay Government International Bond, 4.625%, 01/25/2023	635,349	0.0
600,000 (1)	Paraguay Government International Bond, 4.625%, 01/25/2023	635,349	0.0
PEN 14,129,000 (1)	Peru Government Bond, 6.150%, 08/12/2032	4,836,826	0.1
PEN 14,130,000	Peru Government Bond, 6.850%, 02/12/2042	5,132,205	0.1
2,675,000	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	2,874,716	0.0
4,000,000 (1)	Perusahaan Penerbit SBSN Indonesia III, 4.400%, 03/01/2028	4,372,160	0.1
3,450,000	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	3,388,904	0.1
2,500,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	2,506,250	0.0
RUB 815,784,000	Russian Federal Bond - OFZ, 7.250%, 05/10/2034	14,175,547	0.2
3,600,000	Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027	3,937,745	0.1
2,600,000	Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	2,906,121	0.0
2,925,000 (1)	Saudi Government International Bond, 4.500%, 04/17/2030	3,327,527	0.1
1,200,000	Sri Lanka Government International Bond, 6.350%, 06/28/2024	1,199,928	0.0
800,000	Turkey Government International Bond, 4.875%, 10/09/2026	766,002	0.0
1,000,000	Turkey Government International Bond, 5.125%, 02/17/2028	959,408	0.0
1,000,000	Turkey Government International Bond, 6.125%, 10/24/2028	1,014,796	0.0
200,000	Turkey Government International Bond, 6.250%, 09/26/2022	209,325	0.0
2,625,000	Turkey Government International Bond, 7.250%, 12/23/2023	2,847,054	0.0
2,083,000	Turkey Government International Bond, 7.375%, 02/05/2025	2,279,287	0.0
2,726,000	Ukraine Government AID Bonds, 1.847%, 05/29/2020	2,736,903	0.0
1,500,000	Ukraine Government International Bond, 7.750%, 09/01/2023	1,632,501	0.0

	Total Sovereign Bonds (Cost $173,452,640)	174,321,285	2.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.6%
10,647,000 (1),(3)	BAMLL Re-REMIC Trust 2016-FRR16 B, 1.003%, 05/27/2021	10,235,986	0.1
4,390,000 (1)	Bancorp Commercial Mortgage 2018 CRE4 D Trust, 3.840%, (US0001M + 2.100%), 09/15/2035	4,400,024	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (Continued)
24,885,522 (3),(5)	BANK 2017-BNK4 XA, 1.425%, 05/15/2050	1,871,899	0.0
167,655,000 (3),(5)	BANK 2017-BNK8 XB, 0.176%, 11/15/2050	2,177,872	0.0
205,263,571 (3),(5)	BANK 2018-BNK14 XA, 0.522%, 09/15/2060	7,141,058	0.1
19,110,000 (1),(3),(5)	BANK 2018-BNK14 XD, 1.601%, 09/15/2060	2,292,573	0.0
24,730,914 (3),(5)	BANK 2019-BNK16 XA, 0.967%, 02/15/2052	1,732,999	0.0
5,880,000	BANK 2019-BNK17 A4, 3.714%, 04/15/2052	6,393,826	0.1
3,530,000	BANK 2019-BNK18 A4, 3.584%, 05/15/2062	3,806,783	0.0
5,210,000 (1)	BANK 2019-BNK18 D, 3.000%, 05/15/2062	4,734,521	0.1
6,580,000 (3)	Bank 2019-BNK19 C, 4.035%, 08/15/2061	6,909,366	0.1
100,814,144 (3),(5)	Bank 2019-BNK19 XA, 0.965%, 08/15/2061	7,716,698	0.1
11,410,000	BANK 2019-BNK21 A5, 2.851%, 10/15/2052	11,623,086	0.1
4,770,000	BANK 2019-BNK22 A4, 2.978%, 11/15/2062	4,910,681	0.1
92,840,000 (1),(3),(5)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	3,077,451	0.0
2,400,000 (1)	BDS 2018-FL2 D, 4.287%, (US0001M + 2.550%), 08/15/2035	2,401,495	0.0
1,885,306 (1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G, 5.894%, 02/13/2042	1,892,112	0.0
2,620,000 (1),(3)	Benchmark 2018-B3 D Mortgage Trust, 3.057%, 04/10/2051	2,389,209	0.0
7,450,000	Benchmark 2019-B11 A5 Mortgage Trust, 3.542%, 05/15/2052	8,012,866	0.1
54,490,109 (3),(5)	Benchmark 2019-B12 XA Mortgage Trust, 1.069%, 08/15/2052	4,072,585	0.1
9,570,000	Benchmark 2019-B13 A4 Mortgage Trust, 2.952%, 08/15/2057	9,822,596	0.1
8,530,000	Benchmark 2019-B14 A5 Mortgage Trust, 3.049%, 12/15/2061	8,825,913	0.1
7,470,000 (1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	6,678,712	0.1
36,681,075 (3),(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.047%, 03/15/2052	2,896,826	0.0
7,540,000 (1)	BHP Trust 2019-BXHP D, 3.511%, (US0001M + 1.771%), 08/15/2036	7,507,571	0.1
7,570,000 (1)	BHP Trust 2019-BXHP E, 4.307%, (US0001M + 2.568%), 08/15/2036	7,548,907	0.1
9,751,944	BMD2 RE-REMIC TR 2019 3.6, 3.665%, 09/25/2022	9,376,345	0.1
25,720,000 (1)	BX Commercial Mortgage Trust 2019-XL G, 4.040%, (US0001M + 2.300%), 10/15/2036	25,788,827	0.3
25,720,000 (1)	BX Commercial Mortgage Trust 2019-XL J, 4.390%, (US0001M + 2.650%), 10/15/2036	25,817,325	0.3
5,150,000 (1)	BX Trust 2019-MMP E, 3.640%, (US0001M + 1.900%), 08/15/2036	5,159,824	0.1
6,000,000 (1)	BX Trust 2019-OC11 A, 3.202%, 12/09/2041	6,186,349	0.1
10,660,000 (1)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	10,352,287	0.1
3,020,000 (1)	CAMB Commercial Mortgage Trust 2019-LIFE D, 3.490%, (US0001M + 1.750%), 12/15/2037	3,033,796	0.0
2,850,000 (1)	CAMB Commercial Mortgage Trust 2019-LIFE F, 4.290%, (US0001M + 2.550%), 12/15/2037	2,871,242	0.0
7,290,000	Cantor Commercial Real Estate Lending 2019-CF2 A5, 2.874%, 11/15/2052	7,415,797	0.1
3,340,000 (3)	CCUBS Commercial Mortgage Trust 2017-C1 C, 4.393%, 11/15/2050	3,559,624	0.0
93,623,572 (3),(5)	CCUBS Commercial Mortgage Trust 2017-C1 XA, 1.013%, 11/15/2050	5,383,384	0.1
24,928,557 (3),(5)	CD 2016-CD1 Mortgage Trust XA, 1.409%, 08/10/2049	1,774,180	0.0
45,113,000 (1),(3),(5)	CD 2016-CD1 Mortgage Trust XB, 0.679%, 08/10/2049	1,910,075	0.0
33,805,063 (3),(5)	CD 2017-CD4 Mortgage Trust XA, 1.309%, 05/10/2050	2,371,665	0.0
4,280,000 (3)	CD 2017-CD6 Mortgage Trust C, 4.267%, 11/13/2050	4,467,757	0.1
7,453,264 (1),(3)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.089%, 04/15/2044	6,961,247	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (Continued)
4,139,000 (3)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.110%, 11/10/2046	4,425,683	0.1
3,910,000 (1),(3)	Citigroup Commercial Mortgage Trust 2014-GC19, 5.092%, 03/10/2047	4,193,634	0.1
7,745,000 (1)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	6,839,344	0.1
40,913,554 (3),(5)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 1.979%, 07/10/2049	3,840,993	0.0
82,702,193 (3),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.109%, 10/12/2050	5,258,834	0.1
3,940,000 (3)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.269%, 09/15/2050	4,052,540	0.1
40,284,460 (3),(5)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 0.917%, 09/15/2050	2,287,464	0.0
88,870,117 (3),(5)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.600%, 06/10/2051	4,242,011	0.1
7,480,000	Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	7,728,777	0.1
2,180,000 (3)	Commercial Mortgage Pass Through Certificates 2016-CR28 D, 3.896%, 02/10/2049	2,207,766	0.0
4,801,402 (3),(5)	COMM 2012-CR1 XA, 1.856%, 05/15/2045	177,311	0.0
28,576,001 (3),(5)	COMM 2012-CR2 XA, 1.635%, 08/15/2045	944,954	0.0
31,251,114 (3),(5)	COMM 2012-CR4 XA, 1.700%, 10/15/2045	1,239,100	0.0
27,260,000 (1),(3),(5)	COMM 2012-CR4 XB, 0.615%, 10/15/2045	459,609	0.0
48,515,035 (1),(3),(5)	COMM 2012-LC4 XA, 2.103%, 12/10/2044	1,632,943	0.0
3,310,000 (3)	COMM 2015-CCRE26 D Mortgage Trust, 3.484%, 10/10/2048	3,130,077	0.0
131,241,995 (1),(3),(5)	COMM 2015-PC1 XA, 0.669%, 07/10/2050	3,160,924	0.0
920,000 (3)	COMM 2016-COR1 C, 4.383%, 10/10/2049	954,453	0.0
68,874,364 (3),(5)	COMM 2016-CR28 XA, 0.687%, 02/10/2049	2,158,660	0.0
36,175,516 (3),(5)	COMM 2017-COR2 XA, 1.173%, 09/10/2050	2,645,591	0.0
12,420,000	COMM 2018-COR3 A3 Mortgage Trust, 4.228%, 05/10/2051	13,864,533	0.2
15,420,000 (1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 4.390%, (US0001M + 2.650%), 05/15/2036	15,488,432	0.2
6,670,000 (3)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.192%, 06/15/2057	6,478,123	0.1
4,340,000 (1),(3)	CSAIL 2017-CX10 D Commercial Mortgage Trust, 4.111%, 11/15/2050	4,271,824	0.1
19,066,000 (3)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	20,932,724	0.3
7,455,000	CSAIL 2019-C15 A4 Commercial Mortgage Trust, 4.053%, 03/15/2052	8,215,653	0.1
7,310,000 (1)	CSWF 2018-TOP E, 3.990%, (US0001M + 2.250%), 08/15/2035	7,326,086	0.1
6,910,000 (1)	CSWF 2018-TOP F, 4.490%, (US0001M + 2.750%), 08/15/2035	6,930,802	0.1
4,460,000 (1),(3)	DBJPM 16-C3 Mortgage Trust, 3.491%, 08/10/2049	4,291,088	0.1
4,480,000 (1)	Exantas Capital Corp. 2019-RSO7 C Ltd., 3.787%, (US0001M + 2.050%), 04/15/2036	4,494,975	0.1
10,520,000 (1)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	10,334,585	0.1
16,840,000 (3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.278%, 08/25/2020	468,268	0.0
77,599,012 (3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.815%, 01/25/2043	2,208,057	0.0
42,047,111 (3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.872%, 05/25/2040	1,769,906	0.0
31,879,545 (3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.594%, 05/25/2041	1,596,799	0.0
192,683,247 (1),(5)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	286,693	0.0
4,580,000 (1)	GS Mortgage Securities Corp. II 2018-RIVR E, 3.290%, (US0001M + 1.550%), 07/15/2035	4,560,376	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (Continued)
4,400,000 (1)	GS Mortgage Securities Corp. II 2018-RIVR F, 3.840%, (US0001M + 2.100%), 07/15/2035	4,387,929	0.1
12,770,000 (1)	GS Mortgage Securities Corp. Trust 2019-70P E, 3.940%, (US0001M + 2.200%), 10/15/2036	12,799,374	0.2
5,110,000 (1)	GS Mortgage Securities Corp. Trust 2019-70P F, 4.390%, (US0001M + 2.650%), 10/15/2036	5,140,238	0.1
3,400,000 (1),(3)	GS Mortgage Securities Trust 2010-C2 D, 5.180%, 12/10/2043	3,477,936	0.0
8,190,000 (1),(3)	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/2043	8,227,540	0.1
3,710,000 (1),(3)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	3,667,689	0.0
5,340,000 (1),(3)	GS Mortgage Securities Trust 2010-C2 G, 4.548%, 12/10/2043	5,231,876	0.1
20,018,954 (3),(5)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.161%, 05/10/2045	559,692	0.0
6,140,000 (1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	5,345,779	0.1
47,262,721 (3),(5)	GS Mortgage Securities Trust 2013-GC16 XA, 1.035%, 11/10/2046	1,616,073	0.0
65,576,114 (3),(5)	GS Mortgage Securities Trust 2014-GC22 XA, 0.986%, 06/10/2047	1,921,465	0.0
82,046,000 (3),(5)	GS Mortgage Securities Trust 2016-GS4 XA, 0.572%, 11/10/2049	2,216,809	0.0
69,997,563 (3),(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.042%, 05/10/2050	4,556,715	0.1
6,310,000	GS Mortgage Securities Trust 2019-GC38 A4, 3.968%, 02/10/2052	6,983,381	0.1
78,444,278 (3),(5)	GS Mortgage Securities Trust 2019-GC38 XA, 0.964%, 02/10/2052	5,664,634	0.1
13,220,000 (1),(3)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.550%, 07/10/2052	13,183,174	0.2
10,120,000 (1),(3)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.550%, 07/10/2052	9,870,136	0.1
11,820,000	GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	12,172,510	0.1
7,690,000 (1),(3)	Hudson Yards 2019-55HY F Mortgage Trust, 3.041%, 12/10/2041	6,823,572	0.1
14,030,000 (1),(3)	Jackson Park Trust 2019-LIC F, 3.242%, 10/14/2039	12,112,920	0.1
2,400,000 (1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 E, 5.534%, 07/15/2046	2,476,352	0.0
4,500,000 (1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	4,506,471	0.1
74,194,691 (3),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.478%, 06/15/2045	1,640,600	0.0
94,033,900 (3),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.734%, 12/15/2049	3,037,803	0.0
6,363,797 (1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.198%, 11/15/2045	6,784,397	0.1
7,840,000 (1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 4.892%, 01/15/2047	8,191,808	0.1
6,470,000 (1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	5,702,697	0.1
10,925,632 (3),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.752%, 04/15/2047	228,950	0.0
3,080,000 (1),(3)	JPMBB Commercial Mortgage Securities Trust 2014-C26 D, 3.866%, 01/15/2048	3,000,237	0.0
1,429,374 (3),(5)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.059%, 10/15/2048	52,131	0.0
12,440,000	JPMCC Commercial Mortgage Securities Trust 2019-COR4 A5, 4.029%, 03/10/2052	13,787,986	0.2
5,000,000	JPMDB Commercial Mortgage Securities Trust 2019-COR6 A4, 3.057%, 11/13/2052	5,164,423	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (Continued)
2,000,000 (1)	KNDL 2019-KNSQ F Mortgage Trust, 3.740%, (US0001M + 2.000%), 05/15/2036	2,001,372	0.0
4,206,130 (1),(3),(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.713%, 11/15/2038	16,412	0.0
49,300,200 (1),(3),(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.084%, 03/10/2050	1,946,776	0.0
4,340,000 (1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 D, 4.908%, 11/15/2046	4,484,761	0.1
75,208,420 (3),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.003%, 12/15/2047	2,860,146	0.0
3,970,000 (1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 4.910%, 04/15/2047	4,165,846	0.1
10,600,000 (1)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D, 3.060%, 10/15/2048	10,073,804	0.1
3,090,000 (1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.375%, 09/15/2047	3,167,330	0.0
14,914,000 (1)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	15,103,893	0.2
7,864,000 (1),(3)	Morgan Stanley Capital I Trust 2016-BNK2 E, 3.906%, 11/15/2049	6,609,809	0.1
7,455,000	Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	7,923,904	0.1
2,500,000 (1)	Morgan Stanley Capital I Trust 2019-PLND E, 3.890%, (US0001M + 2.150%), 05/15/2036	2,505,001	0.0
4,670,000	Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	4,207,834	0.1
46,585,933 (3),(5)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.794%, 12/15/2050	2,398,095	0.0
6,820,000 (1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	6,455,378	0.1
12,790,000 (1)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	11,900,591	0.1
14,680,000 (1)	One Bryant Park Trust 2019-OBP A, 2.516%, 09/13/2049	14,326,921	0.2
8,262,000 (1)	Shelter Growth CRE 2018-FL1 D Issuer Ltd., 4.740%, (US0001M + 3.000%), 01/15/2035	8,279,732	0.1
7,680,000	UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 09/15/2052	7,823,275	0.1
8,780,000 (1)	Wells Fargo Commercial Mortgage Trust 2010-C1 F, 4.000%, 11/15/2043	8,693,629	0.1
4,830,000 (3)	Wells Fargo Commercial Mortgage Trust 2017-C40 C, 4.331%, 10/15/2050	5,024,616	0.1
8,660,000	Wells Fargo Commercial Mortgage Trust 2018-C44 A5, 4.212%, 05/15/2051	9,658,081	0.1
1,264,000 (1)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	1,109,867	0.0
6,000,000 (1),(6),(7)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	5,322,448	0.1
3,270,000 (1),(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.671%, 11/15/2044	3,353,892	0.0
13,445,561 (1),(3),(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.811%, 08/15/2045	485,412	0.0
9,700,153 (1),(3),(5)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 1.896%, 11/15/2045	419,698	0.0
12,946,000 (1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.261%, 03/15/2045	12,502,312	0.2
3,920,000 (1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	3,611,853	0.0
82,411,653 (3),(5)	WFRBS Commercial Mortgage Trust 2014-C25 XA, 0.825%, 11/15/2047	2,724,002	0.0
	Total Commercial Mortgage-Backed Securities (Cost $776,469,380)	788,292,918	9.6

ASSET-BACKED SECURITIES: 10.5%
	Automobile Asset-Backed Securities: 0.8%
5,950,000	Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	6,197,646	0.1
8,440,000	Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	8,672,493	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (Continued)
5,750,000	AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	5,731,734	0.1
5,050,000	AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	5,001,974	0.1
750,000	CarMax Auto Owner Trust 2017-4 D, 3.300%, 05/15/2024	759,663	0.0
1,500,000	Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	1,555,571	0.0
600,000	GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	601,907	0.0
6,150,000 (1)	Oscar US Funding XI LLC 2019-2A A4, 2.680%, 09/10/2026	6,201,290	0.1
500,000	Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	505,328	0.0
9,100,000	Santander Drive Auto Receivables Trust 2018-4 D, 3.980%, 12/15/2025	9,314,562	0.1
2,850,000	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	2,861,814	0.0
7,550,000	Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	7,524,041	0.1
9,850,000 (1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	9,789,166	0.1
800,000 (1)	Tesla Auto Lease Trust 2018-A D, 3.300%, 05/20/2020	800,718	0.0
4,150,000 (1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	4,261,500	0.0
		69,779,407	0.8

	Credit Card Asset-Backed Securities: 0.0%
600,000	Synchrony Credit Card Master Note Trust 2017-2 C, 3.010%, 10/15/2025	606,577	0.0

	Home Equity Asset-Backed Securities: 0.3%
3,543,348 (1),(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	3,389,123	0.1
7,063,326	Freddie Mac Structured Pass Through Certificates T-31 A7, 1.917%, (US0001M + 0.250%), 05/25/2031	7,022,152	0.1
6,179,116 (3)	GSAA Home Equity Trust 2006-4 4A3, 4.022%, 03/25/2036	5,022,139	0.1
3,824,737 (3)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	2,413,441	0.0
275,733 (3)	HSI Asset Loan Obligation Trust 2007-WF1 A6, 4.937%, 12/25/2036	230,934	0.0
939,834	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A3, 2.112%, (US0001M + 0.160%), 02/25/2037	865,644	0.0
1,144,325	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 2.252%, (US0001M + 0.230%), 02/25/2037	1,063,028	0.0
3,070,410 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	3,226,730	0.0
		23,233,191	0.3

	Other Asset-Backed Securities: 8.8%
2,919,897 (1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	2,957,353	0.0
10,000,000 (1)	Allegany Park CLO Ltd. 2019-1A A, 3.238%, (US0003M + 1.330%), 01/20/2033	10,000,000	0.1
2,930,000 (1)	ALM VIII Ltd. 2013-8A A1R, 3.491%, (US0003M + 1.490%), 10/15/2028	2,931,336	0.0
1,076,330 (1),(3),(4),(5)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	–	–
10,000,000 (1)	AMMC CLO 15 Ltd. 2014-15A ARR, 3.261%, (US0003M + 1.260%), 01/15/2032	9,952,150	0.1
3,900,000 (1)	Apidos CLO XII 2013-12A AR, 3.081%, (US0003M + 1.080%), 04/15/2031	3,870,493	0.1
500,000 (1)	Apidos CLO XII 2013-12A CR, 3.801%, (US0003M + 1.800%), 04/15/2031	484,490	0.0
20,000,000 (1)	Apidos CLO XXXII 2019-32A A1, 3.228%, (US0003M + 1.320%), 01/20/2033	20,000,000	0.2
4,450,000 (1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	4,516,794	0.1
2,050,000 (1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	2,104,817	0.0
5,121,361 (1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	5,138,282	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (Continued)
10,000,000 (1)	ARES XLVI CLO Ltd. 2017-46A A2, 3.231%, (US0003M + 1.230%), 01/15/2030	9,790,970	0.1
3,890,000 (1)	Babson CLO Ltd. 2017-1A A2, 3.353%, (US0003M + 1.350%), 07/18/2029	3,844,678	0.1
6,361,000 (1)	Babson CLO Ltd. 2018-3A A2, 3.266%, (US0003M + 1.300%), 07/20/2029	6,248,067	0.1
1,650,000 (1)	Bain Capital Credit CLO 2017-1A A2, 3.316%, (US0003M + 1.350%), 07/20/2030	1,638,937	0.0
3,750,000 (1)	Barings Clo Ltd. 2019-4A C, 4.703%, (US0003M + 2.800%), 01/15/2033	3,749,850	0.0
7,500,000 (1)	Beechwood Park CLO Ltd. 2019-1A A1, 3.233%, (US0003M + 1.330%), 01/17/2033	7,499,992	0.1
8,770,000 (1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 3.251%, (US0003M + 1.250%), 07/15/2029	8,769,693	0.1
7,500,000 (1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 3.166%, (US0003M + 1.200%), 01/20/2031	7,317,982	0.1
5,000,000 (1)	Benefit Street Partners CLO XIV Ltd. 2018-14A A2, 3.116%, (US0003M + 1.150%), 04/20/2031	4,864,890	0.1
17,350,000 (1)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 3.258%, (US0003M + 1.350%), 01/15/2033	17,350,000	0.2
4,070,000 (1)	BlueMountain CLO 2015-1A BR, 4.501%, (US0003M + 2.500%), 04/13/2027	4,073,431	0.1
10,000,000 (1)	Carbone CLO Ltd. 2017-1A A1, 3.106%, (US0003M + 1.140%), 01/20/2031	9,974,070	0.1
700,000 (1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 2.960%, (US0003M + 1.050%), 05/15/2031	696,808	0.0
3,250,000 (1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 3.132%, (US0003M + 1.130%), 04/17/2031	3,215,803	0.0
3,530,000 (1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 3.252%, (US0003M + 1.250%), 10/17/2030	3,530,011	0.0
37,149	Chase Funding Trust Series 2003-5 2A2, 2.392%, (US0001M + 0.600%), 07/25/2033	36,510	0.0
4,050,000 (1)	CIFC Funding 2013-2A A1LR, 3.213%, (US0003M + 1.210%), 10/18/2030	4,049,996	0.1
2,150,000 (1)	CIFC Funding 2017-2A C, 4.316%, (US0003M + 2.350%), 04/20/2030	2,125,251	0.0
7,400,000 (1)	CIFC Funding 2017-4 A1, 3.186%, (US0003M + 1.250%), 10/24/2030	7,423,332	0.1
3,000,000 (1)	CIFC Funding 2017-5A A1, 3.182%, (US0003M + 1.180%), 11/16/2030	2,992,695	0.0
11,380,000 (1)	CIFC Funding 2019-6A A1 Ltd., 3.238%, (US0003M + 1.330%), 01/16/2033	11,379,886	0.1
3,000,000 (1)	CIFC Funding 2019-6A A2 Ltd., 3.658%, (US0003M + 1.750%), 01/16/2033	2,999,961	0.0
4,675,000 (1)	Cole Park CLO Ltd. 2015-1A CR, 3.966%, (US0003M + 2.000%), 10/20/2028	4,661,349	0.1
7,425,000	Countrywide Asset-Backed Certificates 2005-AB2 M1, 2.497%, (US0001M + 0.705%), 09/25/2035	7,295,686	0.1
10,238,440	Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 1.942%, (US0001M + 0.150%), 10/25/2036	9,146,873	0.1
4,726,250 (1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	4,906,077	0.1
2,437,750 (1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	2,503,163	0.0
4,200,000 (1)	Deer Creek Clo Ltd. 2017-1A A, 3.146%, (US0003M + 1.180%), 10/20/2030	4,196,539	0.1
7,000,000 (1)	Dewolf Park Clo Ltd. 2017-1A A, 3.211%, (US0003M + 1.210%), 10/15/2030	6,999,965	0.1
637,000 (1)	Domino's Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	638,986	0.0
6,850,000 (1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	6,859,727	0.1
5,806,125 (1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	6,010,268	0.1
2,314,750 (1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	2,404,758	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (Continued)
6,660,000 (1)	Dryden Senior Loan Fund 2017-47A A2, 3.351%, (US0003M + 1.350%), 04/15/2028	6,604,815	0.1
5,565,000 (1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.110%, (US0003M + 1.200%), 08/15/2030	5,565,056	0.1
8,000,000 (1)	Eaton Vance Clo 2015-1A A2R Ltd., 3.216%, (US0003M + 1.250%), 01/20/2030	8,000,040	0.1
4,228,050 (1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	4,389,474	0.1
4,250,000 (1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.156%, (US0003M + 1.220%), 07/24/2030	4,243,349	0.1
2,500,000 (1)	Galaxy XV CLO Ltd. 2013-15A AR, 3.201%, (US0003M + 1.200%), 10/15/2030	2,496,023	0.0
11,150,000 (1)	Galaxy XXI CLO Ltd. 2015-21A AR, 2.986%, (US0003M + 1.020%), 04/20/2031	11,049,527	0.1
2,300,000 (1)	Gilbert Park CLO Ltd. 2017-1A A, 3.191%, (US0003M + 1.190%), 10/15/2030	2,296,230	0.0
7,000,000 (1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 3.116%, (US0003M + 1.150%), 11/28/2030	6,992,748	0.1
4,880,186 (1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	5,109,679	0.1
1,460,569 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	1,507,590	0.0
1,388,534 (1)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/2041	1,416,194	0.0
3,438,348 (1)	HERO Funding Trust 2016-4A A2, 4.290%, 09/20/2047	3,594,244	0.0
1,250,000 (1)	Home Partners of America 2018-1 E Trust, 3.587%, (US0001M + 1.850%), 07/17/2037	1,253,604	0.0
7,750,000 (1)	Jay Park CLO Ltd. 2016-1A BR, 3.966%, (US0003M + 2.000%), 10/20/2027	7,561,706	0.1
7,300,000 (1)	Jersey Mike's Funding 2019-1A A2, 4.433%, 02/15/2050	7,316,301	0.1
4,424,921 (1)	471369*, 3.960%, 10/15/2075	4,713,500	0.1
3,165,438 (1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	3,257,181	0.0
10,050,000 (1)	Kayne CLO 6 Ltd. 2019-6A A1, 3.131%, (US0003M + 1.380%), 01/20/2033	10,049,739	0.1
6,000,000 (1)	Kayne CLO 6 Ltd. 2019-6A A2, 3.601%, (US0003M + 1.850%), 01/20/2033	5,999,802	0.1
6,000,000 (1),(10)	KKR CLO 21 A Ltd., 3.001%, (US0003M + 1.000%), 04/15/2031	5,895,600	0.1
6,000,000 (1)	LCM 26A A2 Ltd., 3.216%, (US0003M + 1.250%), 01/20/2031	5,899,380	0.1
1,867,000 (1)	LCM XIV L.P. 14A AR, 3.006%, (US0003M + 1.040%), 07/20/2031	1,845,694	0.0
5,000,000 (1)	LCM XVIII L.P. 18A A2R, 3.186%, (US0003M + 1.220%), 04/20/2031	4,905,125	0.1
5,400,000 (1)	LCM XXIII Ltd. 23A A1, 3.366%, (US0003M + 1.400%), 10/20/2029	5,400,022	0.1
5,400,000 (1)	Madison Park Funding XV Ltd. 2014-15A B1R, 4.136%, (US0003M + 2.200%), 01/27/2026	5,400,443	0.1
3,600,000 (1)	Madison Park Funding XXI Ltd. 2016-21A BR, 4.790%, (US0003M + 2.850%), 10/15/2032	3,602,455	0.0
1,400,000 (1)	Madison Park Funding XXVII Ltd. 2018-27A B, 3.766%, (US0003M + 1.800%), 04/20/2030	1,349,096	0.0
3,400,000 (1)	Marlette Funding Trust 2018-1A C, 3.690%, 03/15/2028	3,422,185	0.0
3,488,000 (1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	3,583,982	0.0
500,000 (1)	Marlette Funding Trust 2019-2 A2A, 3.530%, 07/16/2029	507,112	0.0
4,200,000 (1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	4,256,833	0.1
1,100,000 (1),(3)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	1,121,465	0.0
3,200,000 (1),(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	3,269,836	0.0
2,482,000 (1),(3)	Mill City Mortgage Trust 2015-2 B2, 3.870%, 09/25/2057	2,496,713	0.0
1,309,823 (1)	Mill City Solar Loan 2019-1A A Ltd., 4.340%, 03/20/2043	1,355,915	0.0
6,666,637 (1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	6,742,385	0.1
5,025,377 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	5,163,787	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (Continued)
8,295,189 (1)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	8,598,224	0.1
2,086,000 (1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	2,128,682	0.0
7,704,072 (1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	7,704,337	0.1
3,118,404 (1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	3,177,336	0.0
3,250,000 (1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 4.590%, (US0003M + 2.450%), 10/16/2032	3,251,700	0.0
12,250,000 (1)	Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1, 3.243%, (US0003M + 1.340%), 01/19/2033	12,249,755	0.2
2,500,000 (1)	OCP CLO 2015-8 Ltd. 2015-8A BR, 3.852%, (US0003M + 1.850%), 04/17/2027	2,500,070	0.0
9,470,000 (1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.286%, (US0003M + 1.320%), 03/17/2030	9,492,955	0.1
3,000,000 (1)	Octagon Investment Partners Ltd. 2017-1A A2, 3.351%, (US0003M + 1.350%), 07/15/2029	2,968,431	0.0
5,520,000 (1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.376%, (US0003M + 1.375%), 07/15/2029	5,429,599	0.1
4,060,000 (1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.316%, (US0003M + 1.350%), 07/19/2030	3,992,040	0.1
20,000,000 (1)	Octagon Loan Funding Ltd. 2014-1A ARR, 3.084%, (US0003M + 1.180%), 11/18/2031	19,870,540	0.2
17,700,000 (1)	OHA Loan Funding 2015-1A A1R2 Ltd., 3.191%, (US0003M + 1.340%), 11/15/2032	17,699,982	0.2
3,550,000 (1)	Palmer Square CLO 2014-1A A1R2 Ltd., 3.132%, (US0003M + 1.130%), 01/17/2031	3,549,965	0.0
2,190,000 (1)	Palmer Square CLO 2015-2A A1AR Ltd., 3.236%, (US0003M + 1.270%), 07/20/2030	2,190,653	0.0
4,340,000 (1)	Palmer Square CLO 2015-2A A1BR Ltd., 3.316%, (US0003M + 1.350%), 07/20/2030	4,339,970	0.1
10,000,000 (1)	Palmer Square CLO 2018-1A A1 Ltd., 3.033%, (US0003M + 1.030%), 04/18/2031	9,955,690	0.1
5,950,000 (1)	Palmer Square Loan Funding 2017-1A C Ltd., 4.801%, (US0003M + 2.800%), 10/15/2025	5,952,951	0.1
6,700,000 (1)	Palmer Square Loan Funding 2018-1A B Ltd., 3.401%, (US0003M + 1.400%), 04/15/2026	6,509,224	0.1
4,000,000 (1)	Palmer Square Loan Funding 2018-1A C Ltd., 3.851%, (US0003M + 1.850%), 04/15/2026	3,878,056	0.1
1,000,000 (1),(10)	Palmer Square Loan Funding 2018-2A C Ltd., 3.951%, (US0003M + 1.950%), 07/15/2026	970,823	0.0
6,122,500 (1)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	6,240,192	0.1
604,119 (3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.789%, 01/25/2036	605,076	0.0
5,050,000 (1)	Primose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	5,125,250	0.1
2,000,000 (1),(3)	Sofi Consumer Loan Program 2016-4 C LLC, 5.920%, 11/25/2025	2,093,936	0.0
5,101,000 (1)	SoFi Consumer Loan Program 2017-3 B, 3.850%, 05/25/2026	5,198,372	0.1
1,585,000 (1)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	1,613,212	0.0
7,000,000 (1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	7,125,289	0.1
7,190,000 (1)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	7,325,520	0.1
3,700,000 (1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	3,788,110	0.1
9,950,000 (1)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	10,260,888	0.1
3,450,000 (1)	SoFi Consumer Loan Program 2018-4 B Trust, 3.960%, 11/26/2027	3,526,355	0.0
2,000,000 (1)	SoFi Consumer Loan Program 2019-2 C Trust, 3.460%, 04/25/2028	2,035,575	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (Continued)
2,000,000 (1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	2,054,623	0.0
4,100,000 (1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	4,090,551	0.1
1,300,000 (1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	1,296,712	0.0
346,208 (1)	Sonic Capital LLC 2018-1A A2, 4.026%, 02/20/2048	354,255	0.0
22,060,000 (1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 3.308%, (US0003M + 1.400%), 01/15/2033	22,060,000	0.3
4,841,390 (1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	5,209,804	0.1
4,897,002 (1)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	4,964,418	0.1
6,088,500 (1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	6,559,108	0.1
7,200,000 (1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	7,176,832	0.1
7,000,000 (1)	THL Credit Wind River 2013-2A AR CLO Ltd., 3.233%, (US0003M + 1.230%), 10/18/2030	6,973,988	0.1
12,250,000 (1)	THL Credit Wind River 2016-2A A1R CLO Ltd., 3.099%, (US0003M + 1.190%), 11/01/2031	12,237,958	0.2
7,080,000 (1)	THL Credit Wind River 2017-2A A CLO Ltd., 3.196%, (US0003M + 1.230%), 07/20/2030	7,081,515	0.1
7,500,000 (1)	Tiaa Clo III Ltd. 2017-2A A, 3.151%, (US0003M + 1.150%), 01/16/2031	7,448,865	0.1
1,400,000 (1),(3)	Towd Point Mortgage Trust 2015-2 1B1, 3.799%, 11/25/2060	1,459,865	0.0
2,640,000 (1),(3)	Towd Point Mortgage Trust 2015-2 2B2, 4.491%, 11/25/2057	2,838,074	0.0
4,346,000 (1),(3)	Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/2055	4,340,269	0.1
3,200,000 (1),(3)	Towd Point Mortgage Trust 2017-1 M1, 3.750%, 10/25/2056	3,324,700	0.0
2,200,000 (1),(3)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	2,244,615	0.0
3,000,000 (1)	Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	3,037,679	0.0
7,250,000 (1)	Venture XX CLO Ltd. 2015-20A CR, 3.901%, (US0003M + 1.900%), 04/15/2027	7,077,327	0.1
1,960,000 (1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	1,982,932	0.0
3,616,200 (1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	3,681,762	0.0
		719,631,359	8.8

	Student Loan Asset-Backed Securities: 0.6%
924,579 (1)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	941,338	0.0
2,300,000 (1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	2,310,509	0.0
450,913 (1)	Commonbond Student Loan Trust 2018-A-GS C, 3.820%, 02/25/2044	454,497	0.0
304,788 (1)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	299,354	0.0
359,093 (1),(3)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	365,049	0.0
278,847 (1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	281,713	0.0
562,293 (1)	Laurel Road Prime Student Loan Trust 2017-B A4, 3.020%, 08/25/2042	561,786	0.0
2,700,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,560,602	0.0
1,450,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,451,474	0.0
4,100,000 (1),(3)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	4,246,692	0.1
3,000,000 (1),(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	3,059,577	0.0
3,900,000 (1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	3,973,898	0.1
3,250,000 (1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	3,297,711	0.1
8,000,000 (1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	8,161,895	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (Continued)
5,800,000 (1)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	5,944,849	0.1
6,000,000 (1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	6,251,704	0.1
3,000,000 (1)	Sofi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	3,028,239	0.0
		47,190,887	0.6
	Total Asset-Backed Securities
	(Cost $854,633,829)	860,441,421	10.5

CONVERTIBLE BONDS/NOTES: 0.0%
	Financial: 0.0%
1,690,000	Santander UK PLC, 3.400%, 06/01/2021	1,725,592	0.0

	Total Convertible Bonds/Notes
	(Cost $1,679,961)	1,725,592	0.0

	Total Long-Term Investments
	(Cost $8,063,813,384)	8,276,805,615	101.1

SHORT-TERM INVESTMENTS: 5.2%
	Commercial Paper: 1.7%
32,600,000	American Electric Power Company Inc., 1.960%, 01/15/2020	32,573,784	0.4
3,150,000 (11)	Banco Santander S.A., 1.950%, 02/05/2020	3,144,336	0.0
26,731,000	Concord Minutemen Capital Company LLC, 1.850%, 01/24/2020	26,698,530	0.4
21,000,000	Crown Point, 1.830%, 01/03/2020	20,996,850	0.3
1,025,000 (11)	DBS Bank Ltd., 1.710%, 01/07/2020	1,024,677	0.0
3,375,000 (11)	DBS Bank Ltd., 1.820%, 02/18/2020	3,366,785	0.0
275,000 (11)	DBS Bank Ltd., 1.860%, 02/28/2020	274,185	0.0
250,000	General Electric Co., 1.780%, 01/02/2020	249,976	0.0
18,251,000	General Electric Co., 2.130%, 02/12/2020	18,205,395	0.3
3,525,000 (11)	Le Mouvement Des Caisses Desjardins, 1.860%, 02/14/2020	3,517,379	0.0
25,000,000	Marriott International Inc., 2.120%, 02/11/2020	24,939,100	0.3
2,200,000 (11)	Matchpoint Finance PLC, 1.850%, 02/03/2020	2,196,271	0.0
3,175,000 (11)	Nederlandse Waterschapsbank, 1.870%, 02/12/2020	3,168,453	0.0
1,150,000 (11)	Sheffield Receivables Company LLC, 2.000%, 03/16/2020	1,145,497	0.0
3,341,000 (11)	Societe Generale, 1.970%, 01/09/2020	3,339,497	0.0
2,550,000 (11)	United Overseas Bnk Group, 1.900%, 01/24/2020	2,547,254	0.0

	Total Commercial Paper
	(Cost $147,395,821)	147,387,969	1.7

	Floating Rate Notes: 1.0%
3,250,000 (11)	Australia & New Zealand Banking Group Ltd., 1.920%, 04/09/2020	3,250,941	0.1
4,600,000 (11)	Australia & New Zealand Banking Group Ltd., 1.940%, 05/20/2020	4,599,796	0.1
2,900,000 (11)	Bank of America Corp., 1.910%, 05/07/2020	2,900,000	0.0
2,425,000 (11)	Bank of Nova Scotia, 1.940%, 05/08/2020	2,424,819	0.0
3,200,000 (11)	Citibank N.A., 1.960%, 05/01/2020	3,202,105	0.1
2,250,000 (11)	Commonwealth Bank of Australia, 1.940%, 06/10/2020	2,249,995	0.0
3,000,000 (11)	Coöperatieve Rabobank U.A., 1.980%, 04/20/2020	3,000,839	0.0
1,600,000 (11)	Crédit Industriel et Commercial, 1.990%, 04/24/2020	1,600,122	0.0
3,450,000 (11)	Credit Suisse Group AG, 1.890%, 04/17/2020	3,451,544	0.1
2,925,000 (11)	HSBC Bank PLC, 1.970%, 06/03/2020	2,924,992	0.0
4,425,000 (11)	Mitsubishi UFJ Financial Group, Inc., 1.970%, 03/18/2020	4,425,842	0.1
2,900,000 (11)	Mitsubishi UFJ Financial Group, Inc., 1.980%, 03/12/2020	2,900,739	0.0
1,800,000 (11)	Mizuho Financial Group Inc., 2.010%, 05/22/2020	1,800,084	0.0
3,900,000 (11)	Mizuho Financial Group Inc., 2.020%, 05/26/2020	3,900,335	0.1
1,775,000 (11)	National Australia Bank Ltd., 1.890%, 02/10/2020	1,775,038	0.0
2,750,000 (11)	National Bank Of Canada, 1.990%, 05/01/2020	2,750,354	0.0
4,325,000 (11)	Skandinaviska Enskilda Banken AB, 1.950%, 05/11/2020	4,325,139	0.1
4,175,000 (11)	Skandinaviska Enskilda Banken AB, 2.010%, 05/26/2020	4,175,503	0.1
2,550,000 (11)	Sumitomo Mitsui Trust Holdings, Inc., 1.980%, 05/07/2020	2,549,968	0.0
2,900,000 (11)	Svenska Handelsbanken AB, 1.970%, 05/20/2020	2,900,098	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENT: (Continued)
3,175,000 (11)	The Norinchukin Bank, 2.050%, 04/24/2020	3,176,141	0.0
350,000 (11)	The Sumitomo Mitsui Financial Group, 1.960%, 05/06/2020	349,973	0.0
2,075,000 (11)	The Sumitomo Mitsui Financial Group, 1.970%, 05/12/2020	2,074,650	0.0
2,825,000 (11)	The Sumitomo Mitsui Financial Group, 1.990%, 01/31/2020	2,825,234	0.0
3,600,000 (11)	Toronto-Dominion Bank, 1.850%, 02/13/2020	3,600,103	0.1
3,200,000 (11)	Toronto-Dominion Bank, 2.000%, 04/30/2020	3,200,203	0.1
769,000 (11)	Wells Fargo & Co., 1.860%, 02/14/2020	769,091	0.0
757,000 (11)	Wells Fargo Bank N.A., 1.830%, 03/06/2020	757,141	0.0
1,800,000 (11)	Westpac Banking Corp, 1.830%, 02/10/2020	1,800,143	0.0

	Total Floating Rate Notes
	(Cost $79,660,932)	79,660,932	1.0

	Repurchase Agreements: 1.7%
60,248,376 (11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/19, 1.58%, due 01/02/20 (Repurchase Amount $60,253,592, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $61,453,344, due 01/25/20-10/15/60)	60,248,376	0.7
61,245,409 (11)	Millennium Fixed Income Ltd., Repurchase Agreement dated 12/31/19, 1.75%, due 01/02/20 (Repurchase Amount $61,251,282, collateralized by various U.S. Government Securities, 0.125%-2.250%, Market Value plus accrued interest $62,470,324, due 04/15/20-03/31/21)	61,245,409	0.8
17,844,185 (11)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/19, 1.75%, due 01/02/20 (Repurchase Amount $17,845,896, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $18,201,559, due 04/15/21-02/15/47)	17,844,185	0.2

	Total Repurchase Agreements (Cost $139,337,970)	139,337,970	1.7

	Repurchase Agreement: 0.3%
21,740,000	Deutsche Bank Repurchase Agreement dated 12/31/2019, 1.55%, due 1/2/2020, $111,763,623 to be received upon repurchase (Collateralized by $135,443,927, multiple securities, 0.00%, Market Value plus accrued interest $115,106,620 due 2/15/2028-2/15/2031), 1.550% (Cost $21,740,000)	21,740,000	0.3

	Certificates of Deposit: 0.2%
2,175,000 (11)	Deutscher Sparkassen- und Giroverband, 1.860%, 02/20/2020	2,175,694	0.0
2,900,000 (11)	Dz Bank Ag Deutsche Zentral-Genossenschaftsbank, 1.830%, 02/13/2020	2,899,765	0.1
3,600,000 (11)	Dz Bank Ag Deutsche Zentral-Genossenschaftsbank, 1.850%, 02/27/2020	3,599,496	0.1
2,775,000 (11)	Landesbank Baden-Wurttemberg, 1.830%, 01/14/2020	2,775,111	0.0
2,675,000 (11)	Landesbank Baden-Wurttemberg, 1.830%, 01/16/2020	2,675,094	0.0
800,000 (11)	The Norinchukin Bank, 1.870%, 03/05/2020	800,028	0.0

	Total Certificates of Deposit (Cost $14,925,188)	14,925,188	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENT: (Continued)
	Mutual Funds: 0.3%
648,000 (11),(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.520%	648,000	0.0
15,802,000 (12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.500%	15,802,000	0.2
4,541,000 (11),(12)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.510%	4,541,000	0.1
	Total Mutual Funds
	(Cost $20,991,000)	20,991,000	0.3

	Total Short-Term Investments
	(Cost $424,050,911)	424,043,059	5.2

	Total Investments in Securities (Cost $8,487,864,295)	$8,700,848,674	106.3
	Liabilities in Excess of Other Assets	(517,225,553)	(6.3)
	Net Assets	$8,183,623,121	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2019.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2019.
(7)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31, 2019.
(9)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(10)	Settlement is on a when-issued or delayed-delivery basis.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of December 31, 2019.

Currency Abbreviations:
BRL	Brazilian Real
DKK	Danish Krone
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2019
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$2,413,048,349	$–	$2,413,048,349
Collateralized Mortgage Obligations	–	1,601,748,203	–	1,601,748,203
Asset-Backed Securities	–	860,441,421	–	860,441,421
U.S. Government Agency Obligations	–	1,554,450,877	–	1,554,450,877
Sovereign Bonds	–	174,321,285	–	174,321,285
Commercial Mortgage-Backed Securities	–	788,292,918	–	788,292,918
Convertible Bonds/Notes	–	1,725,592	–	1,725,592
U.S. Treasury Obligations	–	882,776,970	–	882,776,970
Short-Term Investments	20,991,000	403,052,059	–	424,043,059
Total Investments, at fair value	$20,991,000	$8,679,857,674	$–	$8,700,848,674
Other Financial Instruments+
Centrally Cleared Swaps	–	6,777,166	–	6,777,166
Forward Foreign Currency Contracts	–	352,069	–	352,069
Futures	3,791,883	–	–	3,791,883
Volatility Swaps	–	102,327	–	102,327
Total Assets	$24,782,883	$8,687,089,236	$–	$8,711,872,119
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(438,695)	$–	$(438,695)
Forward Foreign Currency Contracts	–	(1,067,416)	–	(1,067,416)
Forward Premium Swaptions	–	(672,554)	–	(672,554)
Futures	(15,032,265)	–	–	(15,032,265)
Total Liabilities	$(15,032,265)	$(2,178,665)	$–	$(17,210,930)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2019, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR 7,288,516	USD 488,078	Barclays Bank PLC	02/07/20	$29,844
USD 800,000	RUB 51,329,120	Barclays Bank PLC	02/07/20	(23,353)
USD 13,291,179	RUB 852,375,263	Barclays Bank PLC	02/07/20	(381,486)
IDR 5,033,692,609	USD 357,545	Barclays Bank PLC	02/07/20	5,279
USD 10,448,083	PEN 34,976,139	Barclays Bank PLC	02/07/20	(96,216)
MXN 2,057,068	USD 105,836	Barclays Bank PLC	02/07/20	2,369
USD 281,770	HUF 83,233,021	Barclays Bank PLC	02/07/20	(820)
USD 9,283	MYR 38,391	Barclays Bank PLC	02/07/20	(123)
USD 5,325,741	CLP 3,971,804,366	BNP Paribas	02/07/20	41,370
USD 414,135	TRY 2,441,206	BNP Paribas	02/07/20	7,516
USD 43,539,128	BRL 175,419,472	BNP Paribas	02/07/20	(20,364)
USD 5,133,817	IDR 72,340,608,261	BNP Paribas	02/07/20	(80,422)
RON 962,505	USD 224,243	BNP Paribas	02/07/20	884
PLN 386,881	USD 100,854	BNP Paribas	02/07/20	1,132
MXN 48,720	USD 2,552	BNP Paribas	02/07/20	11
USD 558,011	PHP 28,201,524	BNP Paribas	02/07/20	2,213
USD 4,770,652	MXN 91,384,670	Citibank N.A.	02/07/20	(36,352)
ILS 198,126	USD 56,865	Citibank N.A.	02/07/20	611
CLP 3,674,126,187	USD 4,640,923	Citibank N.A.	02/07/20	247,395
USD 4,704,758	MXN 90,841,547	Citibank N.A.	02/07/20	(73,676)
CZK 16,051	USD 700	Credit Suisse International	02/07/20	8
USD 18,650	COP 62,121,980	Goldman Sachs International	02/07/20	(223)
RUB 29,490,591	USD 459,928	HSBC Bank USA N.A.	02/07/20	13,121
USD 5,123,998	IDR 72,340,608,261	JPMorgan Chase Bank N.A.	02/07/20	(90,241)
USD 4,630,311	CLP 3,678,736,132	JPMorgan Chase Bank N.A.	02/07/20	(264,140)

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

CLP 4,609,945	USD 5,818	JPMorgan Chase Bank N.A.	02/07/20	316
$(715,347)

At December 31, 2019, the following futures contracts were outstanding for Voya Intermediate Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	538	03/20/20	$69,090,969	$(417,634)
U.S. Treasury 5-Year Note	3,679	03/31/20	436,363,891	(1,386,689)
U.S. Treasury Long Bond	996	03/20/20	155,282,625	(2,892,302)
U.S. Treasury Ultra Long Bond	1,939	03/20/20	352,231,469	(10,312,511)
			$1,012,968,954	$(15,009,136)
Short Contracts:
U.S. Treasury 2-Year Note	(378)	03/31/20	(81,459,000)	(23,129)
U.S. Treasury Ultra 10-Year Note	(2,447)	03/20/20	(344,300,547)	3,791,883
			$(425,759,547)	$3,768,754

At December 31, 2019, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
iTraxx Cross-over Index, Series 32, Version 1	Buy	(5.000)	12/20/24	EUR	135,982,000	$(20,784,120)	$(438,695)
						$(20,784,120)	$(438,695)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 33, Version 2	Sell	5.000	12/20/24	USD	54,389,610	5,239,623	1,625,228
						5,239,623	$1,625,228

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.

At December 31, 2019, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	3-month USD-LIBOR	Quarterly	1.623%	Semi-Annual	09/13/29	USD	220,857,000	$5,151,938	$5,151,938
								$5,151,938	$5,151,938

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

At December 31, 2019, the following over-the-counter volatility swaps were outstanding for Voya Intermediate Bond Fund:

Pay/Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	USD vs. CAD Spot Exchange Rate	4.140%	Barclays Bank PLC	01/17/20	USD	322,500	$82,807	$82,807
Receive	USD vs. CAD Spot Exchange Rate	4.125%	Citibank N.A.	01/10/20	USD	323,000	7,960	7,960
Receive	USD vs. CAD Spot Exchange Rate	4.060%	Societe Generale	01/10/20	USD	129,000	11,560	11,560
							$102,327	$102,327

At December 31, 2019, the following over-the-counter forward premium swaptions were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Exercise Rate(2)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(3)	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Goldman Sachs International	5.130%	Receive	3-month USD-LIBOR	03/16/20	USD	82,531,000	$–	$(140,462)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	4.960%	Receive	3-month USD-LIBOR	04/29/20	USD	173,026,000	–	(15,475)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.290%	Receive	3-month USD-LIBOR	02/27/20	USD	159,420,000	–	(516,617)
								$–	$(672,554)

(1)	Payments made at maturity date.
(2)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(3)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

RUB	-	Russian Ruble
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At December 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $8,477,931,043.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$255,237,898
Gross Unrealized Depreciation	(50,061,830)
Net Unrealized Appreciation	$205,176,068